Simplify Multi-QIS Alternative ETF
Schedule of Investments
March 31, 2025 (Unaudited)

Principal Value
U.S. Treasury Bills – 91.5%
U.S. Treasury Bill, 4.32%, 4/10/2025 (a)(b) ..................................... $ 26,050,000 $ 26,022,370
U.S. Treasury Bill, 4.34%, 6/17/2025 (a)(b) ..................................... 13,300,000 13,181,518
U.S. Treasury Bill, 4.29%, 7/8/2025 (a)(b) ...................................... 46,450,000 45,920,818
U.S. Treasury Bill, 4.30%, 7/29/2025 (a) ....................................... 10,000,000 9,861,510
Total U.S. Treasury Bills (Cost $94,985,424) ........................................ 94,986,216
Shares
U.S. Exchange-Traded Funds – 9.6%
Alternative Funds – 9.6%
Simplify Currency Strategy ETF(c)
(Cost $9,942,862) ....................................................... 370,000 10,015,900
Money Market Funds – 4.2%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.15%(d)
(Cost $4,317,279) ....................................................... 4,317,279 4,317,279
Number of
Contracts Notional Amount
Purchased Options – 1.5%
Calls – Exchange-Traded – 0.2%
Chicago Board Options Exchange Volatility Index, April Strike Price $22,
Expires 4/16/25 ............................................... 190 418,000 29,355
S&P 500 Index, April Strike Price $6,150, Expires 4/11/25 ............... 174 107,010,000 3,045
S&P500Index, June Strike Price $5,700, Expires 6/20/25 ................ 8 4,560,000 126,360
158,760
Puts – Exchange-Traded – 1.3%
S&P500Index, June Strike Price $5,598.9, Expires 6/20/25 .............. 4,763 26,667,561 282,195
S&P500Index, June Strike Price $5,646.325, Expires 6/20/25 ............ 3,505 19,790,369 348,090
S&P500Index, July Strike Price $1, Expires 7/18/25 .................... 1,330,000 1,330,000 326,951
S&P500Index, January Strike Price $2,040.111, Expires 1/16/26 .......... 12,352 25,199,451 411,481
1,368,717
Total Purchased Options (Cost $1,033,168) ........................................... 1,527,477
Total Investments – 106.8%
(Cost $110,278,733) ........................................................... $ 110,846,872
Liabilities in Excess of Other Assets – (6.8)% ......................................... (7,073,476)
Net Assets – 100.0% ............................................................ $ 103,773,396
Number of
Contracts Notional Amount
Written Options – (4.0)%
Puts – Exchange-Traded – (4.0)%
S&P500Index, April Strike Price $0.9, Expires 4/17/25 .................. $ (18,000,000) $ (298,208)

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Number of
Contracts Notional Amount Value
S&P500Index, May Strike Price $1, Expires 5/16/25 .................... $ (50,000,000) $ (1,478,318)
S&P500Index, March Strike Price $1, Expires 3/20/26 .................. (100,000,000) (2,400,000)
(4,176,526)
Total Written Options (Premiums Received $3,114,000) ................................. $ (4,176,526)
(d) Rate shown reflects the 7-day yield as of March 31, 2025.
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $63,231,133 have been pledged as collateral for options and swaps as of March 31,
2025.
(c) Affiliated fund managed by Simplify Asset Management Inc.
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify Currency
Strategy ETF $ — $ 9,942,862 $ — $ — $ 73,038 $ 10,015,900 370,000 $ 74,000 $ —
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 91.5%
U.S. Exchange-Traded Funds .................................................................... 9.6%
Money Market Funds .......................................................................... 4.2%
Purchased Options ............................................................................ 1.5%
Total Investments ............................................................................. 106.8%
Liabilities in Excess of Other Assets ............................................................... (6.8)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
At March 31, 2025, centrally cleared credit default swap contracts outstanding were as follows:
Reference
Entity
Maturity
Date
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate
(1)
Counterparty
Notional
Amount
(2)
Fair Value
Premium
(Paid)/
Received
Unrealized
Appreciation/
(Depreciation)
USDCAD 06/02/2025 Buy
(3)
6.50% NOM 3,250,000 $ 269 $ – $ 269

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

At March 31, 2025, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
ARCMBBARS* 12/12/2025 0.00% (c) BOA 8,024,388 $ (162,827)
ARFIFMRRS* 10/15/2025 0.00% (c) UBS 24,503,224 (167,125)
ARFXXCCRS* 2/17/2026 0.00% (c) DB 15,018,521 79,301
BACVWWTRS* 10/15/2025 0.00% (c) BOA 9,830,887 51,754
BNPXVTRS* 7/15/2025 0.19% (c) BNP 9,170,183 (10,175)
CSI2000U1 5/23/2025
(11.64)% (SOFR-16.05%)
(c) UBS 24,999,431 2,156,699
CSI500U01 5/23/2025 (5.04)% (SOFR-9.45%)(c) UBS 25,953,145 (1,149,512)
CTABOATRS 3/13/2026 5.16% (SOFR+0.75%)(c) BOA 49,864,154 526,735
DFEQFPRRS* 1/15/2026 0.00% (c) BOA 50,076,454 (178,495)
DFEQGDTRS* 10/15/2025 0.15% (c) UBS 12,414,192 (28,033)
DFFIERVRS* 12/12/2025 0.00% (c) NOM 3,536,476 42,275
DFFIRGNRS* 1/15/2025 0.35% (c) BAR 7,322,339 58,874
FOXBOATRS 3/13/2026 5.16% (SOFR+0.75%)(c) BOA 1,344,330 6,709
GSISCDTRS* 10/15/2025 0.00% (c) GS 12,062,568 (55,940)
GSISSTRS* 7/15/2025 0.00% (c) GS 10,504,972 (12,581)
GSVLBCTRS* 10/15/2025 0.00% (c) GS 6,300,092 49,410
GSVLSUTRS* 10/15/2025 0.00% (c) GS 10,000,015 53,299
JPOSFTRS* 7/15/2025 0.00% (c) JPM 20,452,875 18,590
Morgan Stanley Custom Junk
Index* 2/17/2026 4.08% (EFFR + 0.25%)(c) MSCS 29,999,452 (18,173)
Morgan Stanley Custom Quality
Index* 2/17/2026 4.68% (EFFR + 0.35%)(c) MSCS 50,028,968 (30,065)
MQCP44TRS* 10/15/2025 0.00% (c) MAC 10,012,080 (1,096)
MSVXCSTRS* 10/15/2025 0.00% (c) MS 30,087,976 (78,794)
NMVVR1TRS* 10/15/2025 0.00% (c) NOM 8,374,604 97,699
SGDRCTTRS* 1/15/2025 0.18% (c) SG 7,870,052 31,155
SGIXPRTRS* 12/31/2049 0.20% (c) SG 7,503,414 (12,207)
SGIXTTTRS* 1/15/2025 0.20% (c) SG 8,579,247 (76,160)
TFEQNITRS 1/15/2026 0.00% (c) BNP 5,027,699 78,627
TFEQUITRS 10/15/2025 0.00% (c) BNP 5,592,428 (1,593)
VCEQCE1RS* 1/16/2026 0.10% (c) BOA 8,462,109 3,086
VCEQCE2RS* 1/16/2026 0.10% (c) BOA 8,457,874 111
VCEQUSURS* 1/15/2025 0.00% (c) BOA 9,999,910 (16,892)
VCFIGRVRS* 2/17/2026 0.00% (c) BNP 5,465,532 38,596
VMACBTRS* 7/16/2024 0.15% (c) MAC 12,684,279 198,596
$ 1,491,848
* The components of the basket shown below.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
Abbreviations:
BNP : BNP Paribas
EFFR : Effective Federal Funds Rate

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

* The following table shows the top 50 positions and related values of the securities within the ARCMBBARS (Diversified
Commodity Carry Basket 2, Commodity) basket.
GS : Goldman Sachs
JPM : JP Morgan
MSCS : Morgan Stanley Capital Services LLC
NOM : Nomura International
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
CLK5 Comdty $964,258 Short (5,259) 3.2%
COM5 Comdty 964,258 Short (5,259) 3.2%
HOK5 Comdty 964,258 Long (5,259) 3.2%
XBK5 Comdty 964,258 Long (5,259) 3.2%
LHM5 Comdty 757,523 Short (4,132) 2.5%
CCK5 Comdty 596,921 Long (3,256) 2.0%
LHM5 Comdty 596,921 Long (3,256) 2.0%
HGK5 Comdty 596,921 Short (3,256) 2.0%
LPK25 Comdty 596,921 Long (3,256) 2.0%
BOK5 Comdty 596,921 Short (3,256) 2.0%
SMK5 Comdty 596,921 Long (3,256) 2.0%
SBK5 Comdty 596,921 Short (3,256) 2.0%
FCK5 Comdty 596,921 Short (3,256) 2.0%
KWK5 Comdty 596,921 Long (3,256) 2.0%
NGU25 Comdty 584,923 Long (3,190) 2.0%
BOZ5 Comdty 583,145 Long (3,181) 2.0%
CTK5 Comdty 572,287 Short (3,121) 1.9%
W K5 Comdty 565,197 Short (3,083) 1.9%
S X5 Comdty 565,018 Long (3,082) 1.9%
S K5 Comdty 564,693 Short (3,080) 1.9%
W U5 Comdty 561,909 Long (3,065) 1.9%
LCM5 Comdty 561,609 Short (3,063) 1.9%
FCQ5 Comdty 560,813 Long (3,059) 1.9%
LHM5 Comdty 558,994 Short (3,049) 1.9%
FCK5 Comdty 558,760 Short (3,048) 1.9%
LHN5 Comdty 557,349 Long (3,040) 1.9%
C Z5 Comdty 556,739 Long (3,036) 1.9%
C U5 Comdty 556,532 Short (3,035) 1.9%
CCU5 Comdty 553,563 Long (3,019) 1.9%
SBH6 Comdty 551,555 Long (3,008) 1.8%
KCZ5 Comdty 549,720 Long (2,998) 1.8%
SBK5 Comdty 547,909 Short (2,988) 1.8%
XBK5 Comdty 541,628 Short (2,954) 1.8%
SMK5 Comdty 494,618 Long (2,698) 1.7%
BOK5 Comdty 464,963 Short (2,536) 1.6%
LCQ5 Comdty 448,871 Long (2,448) 1.5%
KCN5 Comdty 440,155 Short (2,401) 1.5%
GBP-UNK 397,433 Short (2,168) 1.3%
QCN5 Comdty 397,433 Short (2,168) 1.3%
EUR-UNK 396,736 Short (2,164) 1.3%
CAU5 Comdty 396,736 Short (2,164) 1.3%
QWQ5 Comdty 395,309 Long (2,156) 1.3%
NGN25 Comdty 351,129 Short (1,915) 1.2%
CTZ5 Comdty 344,717 Long (1,880) 1.2%
CCK5 Comdty 330,928 Short (1,805) 1.1%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

* The following table shows the individual positions and related values of the securities within the ARFIFMRRS (FX Mean
Reversion, Foreign Exchange) basket.
* The following table shows the top 50 positions and related values of the securities within the ARFXXCCRS (Cross Currency
Carry, Foreign Exchange) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
COM5 Comdty 275,237 Long (1,501) 0.9%
CLK5 Comdty 274,325 Long (1,496) 0.9%
BOK5 Comdty 264,503 Short (1,443) 0.9%
EUR-UNK 262,712 Short (1,433) 0.9%
IJK5 Comdty 262,712 Short (1,433) 0.9%
Other Components 3,016,541 — (162,452) 10.1%
Total (162,827) 100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
SEK/USD 06/30/2025 Curncy $7,984,649 Short (39,393) 23.6%
NOK/USD 06/30/2025 Curncy 7,298,097 Short (36,006) 21.5%
AUD/USD 06/30/2025 Curncy 6,538,575 Long (32,259) 19.3%
NZD/USD 06/30/2025 Curncy 5,428,619 Long (26,783) 16.0%
CAD/USD 06/30/2025 Curncy 4,332,158 Long (21,373) 12.8%
GBP/USD 06/30/2025 Curncy 1,694,000 Short (8,358) 5.0%
CHF/USD 06/30/2025 Curncy 598,472 Long (2,953) 1.8%
Total (167,125)
100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
JPY/USD Swap 2y2y 17/06/2026
20/06/2028
$2,856,686,081 Long 10,870 13.7%
JPY/USD Swap 2y2y 17/03/2027
19/03/2029
2,856,686,078 Long 10,870 13.7%
JPY/USD Swap 2y2y 16/12/2026
18/12/2028
2,856,686,073 Long 10,870 13.7%
JPY/USD Swap 2y2y 16/09/2026
19/09/2028
2,856,686,071 Long 10,870 13.7%
JPY/USD Swap 2y3y 16/12/2026
17/12/2029
1,900,768,601 Long 7,233 9.1%
JPY/USD Swap 2y3y 17/03/2027
18/03/2030
1,900,768,600 Long 7,233 9.1%
JPY/USD Swap 2y3y 17/06/2026
18/06/2029
1,900,768,599 Long 7,233 9.1%
JPY/USD Swap 2y3y 16/09/2026
18/09/2029
1,900,768,594 Long 7,233 9.1%
JPY/USD Swap 10y10y 20/09/2034
20/09/2044
416,971,377 Short 1,587 2.0%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
JPY/USD Swap 10y10y 21/06/2034
21/06/2044
416,971,377 Short 1,587 2.0%
JPY/USD Swap 10y10y 22/03/2035
22/03/2045
416,971,376 Short 1,587 2.0%
JPY/USD Swap 10y10y 20/12/2034
20/12/2044
416,971,375 Short 1,587 2.0%
JPY/USD Swap 5y5y 21/03/2030
22/03/2035
9,828,038 Short 37 0.0%
JPY/USD Swap 5y5y 20/06/2029
20/06/2034
9,828,038 Short 37 0.0%
JPY/USD Swap 5y5y 19/09/2029
19/09/2034
9,828,038 Short 37 0.0%
JPY/USD Swap 5y5y 19/12/2029
19/12/2034
9,828,038 Short 37 0.0%
JPY/USD Swap 2y8y 16/12/2026
18/12/2034
4,939,417 Long 19 0.0%
JPY/USD Swap 2y8y 17/03/2027
19/03/2035
4,939,417 Long 19 0.0%
JPY/USD Swap 2y8y 16/09/2026
19/09/2034
4,939,417 Long 19 0.0%
JPY/USD Swap 2y8y 17/06/2026
20/06/2034
4,939,417 Long 19 0.0%
EUR/USD Swap 10y10y 21/06/2034
21/06/2044
4,715,115 Short 18 0.0%
EUR/USD Swap 10y10y 21/03/2035
21/03/2045
4,715,115 Short 18 0.0%
EUR/USD Swap 10y10y 20/12/2034
20/12/2044
4,715,115 Short 18 0.0%
EUR/USD Swap 10y10y 20/09/2034
20/09/2044
4,715,115 Short 18 0.0%
CAD/USD Swap 2y2y 16/12/2026
18/12/2028
4,487,215 Short 17 0.0%
CAD/USD Swap 2y2y 17/06/2026
20/06/2028
4,487,215 Short 17 0.0%
CAD/USD Swap 2y2y 16/09/2026
18/09/2028
4,487,215 Short 17 0.0%
CAD/USD Swap 2y2y 17/03/2027
19/03/2029
4,487,215 Short 17 0.0%
AUD/USD Swap 2y2y 16/12/2026
18/12/2028
3,495,907 Short 13 0.0%
AUD/USD Swap 2y2y 17/03/2027
19/03/2029
3,495,907 Short 13 0.0%
AUD/USD Swap 2y2y 17/06/2026
20/06/2028
3,495,907 Short 13 0.0%
AUD/USD Swap 2y2y 16/09/2026
18/09/2028
3,495,907 Short 13 0.0%
EUR/USD Swap 2y8y 17/06/2026
20/06/2034
2,710,664 Short 10 0.0%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

* The following table shows the top 50 positions and related values of the securities within the BACVWWTRS (Oil Convexity,
Commodity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
EUR/USD Swap 2y8y 17/03/2027
19/03/2035
2,710,664 Short 10 0.0%
EUR/USD Swap 2y8y 16/12/2026
18/12/2034
2,710,664 Short 10 0.0%
EUR/USD Swap 2y8y 16/09/2026
18/09/2034
2,710,664 Short 10 0.0%
EUR/USD Swap 2y18y 16/12/2026
16/12/2044
2,403,059 Short 9 0.0%
EUR/USD Swap 2y18y 16/09/2026
16/09/2044
2,403,059 Short 9 0.0%
EUR/USD Swap 2y18y 17/03/2027
17/03/2045
2,403,059 Short 9 0.0%
EUR/USD Swap 2y18y 17/06/2026
17/06/2044
2,403,059 Short 9 0.0%
GBP/USD Swap 10y10y 20/12/2034
20/12/2044
1,286,845 Long 5 0.0%
GBP/USD Swap 10y10y 20/09/2034
20/09/2044
1,286,845 Long 5 0.0%
GBP/USD Swap 10y10y 21/03/2035
21/03/2045
1,286,845 Long 5 0.0%
GBP/USD Swap 10y10y 21/06/2034
21/06/2044
1,286,845 Long 5 0.0%
AUD/USD Swap 5y5y 20/03/2030
20/03/2035
772,078 Short 3 0.0%
AUD/USD Swap 5y5y 19/09/2029
19/09/2034
772,078 Short 3 0.0%
AUD/USD Swap 5y5y 19/12/2029
19/12/2034
772,078 Short 3 0.0%
AUD/USD Swap 5y5y 20/06/2029
20/06/2034
772,078 Short 3 0.0%
EUR/USD Swap 2y3y 16/09/2026
17/09/2029
613,078 Short 2 0.0%
EUR/USD Swap 2y3y 17/06/2026
18/06/2029
613,078 Short 2 0.0%
Other Components 2,204,632
—
8 0.0%
Total 79,301
100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
COQ5 Comdty $755,015 Long 17,582 34.0%
COU5 Comdty 153,464 Long 3,574 6.9%
CON5 Comdty 141,531 Short 3,296 6.4%
COM5 Comdty 83,144 Short 1,936 3.7%
CLM5 Comdty 68,330 Long 1,591 3.1%
CON5P 74.00 Comdty 63,213 Short 1,472 2.8%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
CON5C 74.00 Comdty 62,572 Short 1,457 2.8%
COQ5C 69.00 Comdty 59,917 Short 1,395 2.7%
COQ5C 68.00 Comdty 54,000 Short 1,257 2.4%
CLN5 Comdty 42,664 Short 994 1.9%
COQ5C 70.00 Comdty 42,078 Short 980 1.9%
CLQ5 Comdty 40,608 Short 946 1.8%
COM5C 72.00 Comdty 39,221 Short 913 1.8%
COU5C 71.00 Comdty 39,049 Short 909 1.8%
CON5P 76.00 Comdty 28,297 Short 659 1.3%
COM5P 77.00 Comdty 27,839 Short 648 1.3%
COQ5C 71.00 Comdty 27,548 Short 642 1.2%
COU5P 71.00 Comdty 26,941 Short 627 1.2%
COU5C 70.00 Comdty 21,925 Short 511 1.0%
COM5P 75.00 Comdty 21,485 Short 500 1.0%
COM5P 78.00 Comdty 20,142 Short 469 0.9%
COM5C 75.00 Comdty 19,098 Short 445 0.9%
COQ5P 69.00 Comdty 18,977 Short 442 0.9%
CON5C 73.00 Comdty 18,712 Short 436 0.8%
COQ5P 70.00 Comdty 17,393 Short 405 0.8%
COQ5P 71.00 Comdty 14,924 Short 348 0.7%
CLK5 Comdty 14,751 Long 343 0.7%
CON5C 76.00 Comdty 14,321 Short 333 0.6%
COQ5C 73.00 Comdty 13,822 Short 322 0.6%
CON5P 73.00 Comdty 13,451 Short 313 0.6%
COQ5P 68.00 Comdty 13,150 Short 306 0.6%
COQ5P 73.00 Comdty 12,913 Short 301 0.6%
COU5P 70.00 Comdty 11,994 Short 279 0.5%
COM5C 73.00 Comdty 10,516 Short 245 0.5%
COM5P 72.00 Comdty 9,537 Short 222 0.4%
COM5C 77.00 Comdty 9,083 Short 212 0.4%
COU5C 72.00 Comdty 8,628 Short 201 0.4%
CLQ5C 93.00 Comdty 8,309 Long 193 0.4%
COQ5P 75.00 Comdty 8,261 Short 192 0.4%
COM5C 71.00 Comdty 8,004 Short 186 0.4%
COQ5C 72.00 Comdty 7,990 Short 186 0.4%
CLQ5P 49.00 Comdty 7,553 Long 176 0.3%
COU5P 72.00 Comdty 7,507 Short 175 0.3%
COQ5P 74.00 Comdty 7,327 Short 171 0.3%
CLQ5P 46.00 Comdty 7,006 Long 163 0.3%
CLN5P 50.00 Comdty 6,296 Long 147 0.3%
CON5P 75.00 Comdty 6,220 Short 145 0.3%
COQ5C 74.00 Comdty 5,977 Short 139 0.3%
COQ5P 72.00 Comdty 5,683 Short 132 0.3%
COQ5C 75.00 Comdty 5,152 Short 120 0.2%
Other Components 90,943
—
2,118 4.1%
Total 51,754
100.0%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

* The following table shows the individual positions and related values of the securities within the BNPXVTRS (Synthetic
Volatility Long, Equity) basket.
* The following table shows the top 50 positions and related values of the securities within the DFEQFPRRS (Synthetic
Shallow Hedge, Equity ) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
USD_CURRENCY $8,829,841 Long — 96.4%
UXJ5 Index 174,508 Long (5,378) 1.9%
UXK5 Index 155,663 Long (4,797) 1.7%
Total (10,175) 100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
USD $55,836,939 Long - 90.4%
ESM5 Index 5,930,127 Short (178,118) 9.6%
SPXW US 04/01/25 C5720 Index 473 Short (14) 0.0%
SPXW US 04/01/25 C5725 Index 423 Short (13) 0.0%
SPXW US 04/01/25 C5730 Index 423 Short (13) 0.0%
SPXW US 04/02/25 C5780 Index 351 Short (11) 0.0%
SPXW US 04/01/25 C5735 Index 331 Short (10) 0.0%
SPXW US 04/02/25 C5785 Index 302 Short (9) 0.0%
SPXW US 04/01/25 C5740 Index 257 Short (8) 0.0%
SPXW US 04/02/25 C5790 Index 253 Short (8) 0.0%
SPXW US 04/02/25 C5760 Index 242 Short (7) 0.0%
SPXW US 04/03/25 C5810 Index 230 Short (7) 0.0%
SPXW US 04/02/25 C5795 Index 225 Short (7) 0.0%
SPXW US 04/01/25 C5745 Index 220 Short (7) 0.0%
SPXW US 04/02/25 C5765 Index 208 Short (6) 0.0%
SPXW US 04/03/25 C5815 Index 196 Short (6) 0.0%
SPXW US 04/01/25 C5750 Index 184 Short (6) 0.0%
SPXW US 04/02/25 C5800 Index 182 Short (5) 0.0%
SPXW US 04/03/25 C5785 Index 179 Short (5) 0.0%
SPXW US 04/02/25 C5770 Index 177 Short (5) 0.0%
SPXW US 04/02/25 C5805 Index 168 Short (5) 0.0%
SPXW US 04/03/25 C5820 Index 166 Short (5) 0.0%
SPXW US 04/03/25 C5790 Index 152 Short (5) 0.0%
SPXW US 04/02/25 C5775 Index 152 Short (5) 0.0%
SPXW US 04/04/25 C5810 Index 149 Short (4) 0.0%
SPXW US 04/01/25 C5755 Index 147 Short (4) 0.0%
SPXW US 04/01/25 C5760 Index 147 Short (4) 0.0%
SPXW US 04/03/25 C5795 Index 145 Short (4) 0.0%
SPXW US 04/03/25 C5825 Index 142 Short (4) 0.0%
SPXW US 04/02/25 C5810 Index 140 Short (4) 0.0%
SPXW US 04/04/25 C5845 Index 127 Short (4) 0.0%
SPXW US 04/02/25 C5815 Index 126 Short (4) 0.0%
SPXW US 04/03/25 C5800 Index 125 Short (4) 0.0%
SPXW US 04/04/25 C5815 Index 125 Short (4) 0.0%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

* The following table shows the top 50 positions and related values of the securities within the DFEQGDTRS (Dispersion,
Equity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
SPXW US 04/04/25 C5850 Index 125 Short (4) 0.0%
SPXW US 04/03/25 C5830 Index 122 Short (4) 0.0%
SPXW US 04/04/25 C5820 Index 114 Short (3) 0.0%
SPXW US 04/02/25 C5820 Index 112 Short (3) 0.0%
SPXW US 04/01/25 C5765 Index 110 Short (3) 0.0%
SPXW US 04/01/25 C5770 Index 110 Short (3) 0.0%
SPXW US 04/04/25 C5855 Index 109 Short (3) 0.0%
SPXW US 04/03/25 C5835 Index 103 Short (3) 0.0%
SPXW US 04/07/25 C5865 Index 99 Short (3) 0.0%
SPXW US 04/02/25 C5825 Index 98 Short (3) 0.0%
SPXW US 04/07/25 C5870 Index 97 Short (3) 0.0%
SPXW US 04/03/25 C5805 Index 94 Short (3) 0.0%
SPXW US 04/04/25 C5860 Index 93 Short (3) 0.0%
SPXW US 04/04/25 C5825 Index 92 Short (3) 0.0%
SPXW US 04/03/25 C5840 Index 88 Short (3) 0.0%
SPXW US 04/07/25 C5875 Index 87 Short (3) 0.0%
Other Components 4,033
—
(121) 0.0%
Total (178,495)
100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
MSFT Equity $1,893,372 Long (3,578) 12.8%
NVDA Equity 1,484,333 Long (2,805) 10.0%
AMZN Equity 1,430,634 Long (2,704) 9.6%
AAPL Equity 1,223,968 Long (2,313) 8.3%
META Equity 881,574 Long (1,666) 5.9%
GOOGL Equity 811,854 Long (1,534) 5.5%
AVGO Equity 707,191 Long (1,337) 4.8%
GOOG Equity 683,638 Long (1,292) 4.6%
TSLA Equity 462,488 Long (874) 3.1%
JPM Equity 308,695 Long (583) 2.1%
CRM Equity 196,051 Long (371) 1.3%
HD Equity 183,152 Long (346) 1.2%
ORCL Equity 178,052 Long (337) 1.2%
WMT Equity 167,326 Long (316) 1.1%
BAC Equity 139,649 Long (264) 0.9%
GS Equity 126,010 Long (238) 0.8%
ADBE Equity 112,253 Long (212) 0.8%
DIS Equity 110,412 Long (209) 0.7%
WFC Equity 102,803 Long (194) 0.7%
NFLX Equity 100,079 Long (189) 0.7%
LLY Equity 97,868 Long (185) 0.7%
ACN Equity 91,341 Long (173) 0.6%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

The following table shows the individual positions and related values of the securities within the DFFIERVRS (EU Long Rates
Volatility, Fixed Income) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
ISRG Equity 86,830 Long (164) 0.6%
QCOM Equity 69,471 Long (131) 0.5%
COST Equity 60,634 Long (115) 0.4%
NOW Equity 56,911 Long (108) 0.4%
CAT Equity 54,675 Long (103) 0.4%
MRK Equity 52,656 Long (100) 0.4%
AMD Equity 51,146 Long (97) 0.3%
AXP Equity 49,657 Long (94) 0.3%
PLTR Equity 46,716 Long (88) 0.3%
MA Equity 38,490 Long (73) 0.3%
TMO Equity 36,652 Long (69) 0.2%
CSCO Equity 17,417 Long (33) 0.1%
TXN Equity 14,231 Long (27) 0.1%
MS Equity 13,576 Long (26) 0.1%
GE Equity 10,987 Long (21) 0.1%
IBM Equity 9,251 Long (17) 0.1%
AMGN Equity 4,183 Long (8) 0.0%
NVDA US 04/17/2025 P140 Equity 1,860 Long (4) 0.0%
NVDA US 04/17/2025 P145 Equity 1,854 Long (4) 0.0%
NVDA US 04/17/2025 P145 Equity 1,737 Long (3) 0.0%
NVDA US 04/17/2025 P140 Equity 1,714 Long (3) 0.0%
NVDA US 04/17/2025 P135 Equity 1,682 Long (3) 0.0%
NVDA US 04/17/2025 P140 Equity 1,606 Long (3) 0.0%
NVDA US 04/17/2025 P135 Equity 1,550 Long (3) 0.0%
NVDA US 04/17/2025 P130 Equity 1,470 Long (3) 0.0%
NVDA US 05/16/2025 P135 Equity 1,467 Long (3) 0.0%
NVDA US 04/17/2025 P135 Equity 1,452 Long (3) 0.0%
NVDA US 05/16/2025 P135 Equity 1,359 Long (3) 0.0%
Other Components 2,648,818
—
(5,006) 17.9%
Total (28,033)
100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
30Y10Y EUR Swaption Straddle $3,167,831 Long 5,046 11.9%
30Y10Y EUR Swaption Straddle 2,951,861 Long 4,702 11.1%
30Y10Y EUR Swaption Straddle 2,896,645 Long 4,614 10.9%
30Y10Y EUR Swaption Straddle 2,390,430 Long 3,808 9.0%
30Y20Y EUR Swaption Straddle 1,709,667 Long 2,723 6.4%
30Y20Y EUR Swaption Straddle 1,597,027 Long 2,544 6.0%
20Y10Y EUR Swaption Straddle 1,554,620 Long 2,476 5.9%
30Y20Y EUR Swaption Straddle 1,547,480 Long 2,465 5.8%
20Y10Y EUR Swaption Straddle 1,508,769 Long 2,403 5.7%
20Y10Y EUR Swaption Straddle 1,404,875 Long 2,238 5.3%
30Y20Y EUR Swaption Straddle 1,179,425 Long 1,879 4.4%
5Y10Y EUR Swaption Straddle 1,179,367 Long 1,879 4.4%
3Y10Y EUR Swaption Straddle 1,058,064 Long 1,685 4.0%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

* The following table shows the top 50 positions and related values of the securities within the DFFIRGNRS (Rates Volatility
Carry, Fixed Income) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
20Y30Y EUR Swaption Straddle 633,919 Long 1,010 2.4%
20Y30Y EUR Swaption Straddle 605,681 Long 965 2.3%
20Y30Y EUR Swaption Straddle 593,397 Long 945 2.2%
Fixed Leg @ 09/6/2054 73,502 Short 117 0.3%
Fixed Leg @ 09/3/2055 72,102 Short 115 0.3%
Fixed Leg @ 08/9/2054 67,032 Short 107 0.3%
Fixed Leg @ 08/12/2054 56,985 Short 91 0.2%
Fixed Leg @ 09/3/2055 35,930 Short 57 0.1%
Fixed Leg @ 09/6/2054 35,693 Short 57 0.1%
Fixed Leg @ 08/6/2044 34,132 Short 54 0.1%
Fixed Leg @ 08/3/2045 33,463 Short 53 0.1%
Fixed Leg @ 08/9/2054 32,457 Short 52 0.1%
Fixed Leg @ 07/9/2044 30,741 Short 49 0.1%
Fixed Leg @ 08/12/2054 26,117 Short 42 0.1%
Fixed Leg @ 06/12/2029 16,000 Short 25 0.1%
Fixed Leg @ 08/6/2044 12,008 Short 19 0.0%
Fixed Leg @ 08/3/2045 11,596 Short 18 0.0%
Fixed Leg @ 07/9/2044 11,520 Short 18 0.0%
Fixed Leg @ 08/12/2027 10,739 Short 17 0.0%
Total 42,275
100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
Forward Cash $185,946 Short 1,891 3.2%
Swaption Straddle 0.04010395
20350116 20350118 20550119
183,818 Long 1,869 3.2%
Forward Cash 182,387 Short 1,854 3.1%
Forward Cash 180,972 Short 1,840 3.1%
Forward Cash 180,653 Short 1,837 3.1%
Swaption Straddle 0.03969169
20350108 20350110 20550111
179,822 Long 1,828 3.1%
Swaption Straddle
0.0387171299999999 20350122
20350124 20550125
178,559 Long 1,816 3.1%
Forward Cash 178,476 Short 1,815 3.1%
Forward Cash 177,548 Short 1,805 3.1%
Swaption Straddle 0.03881667
20350129 20350131 20550129
177,267 Long 1,802 3.1%
Swaption Straddle 0.03858225
20350205 20350207 20550208
177,115 Long 1,801 3.1%
Swaption Straddle 0.03884186
20350212 20350214 20550216
176,766 Long 1,797 3.1%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
Swaption Straddle
0.0393224999999999 20350220
20350222 20550222
176,731 Long 1,797 3.1%
Forward Cash 175,066 Short 1,780 3.0%
Swaption Straddle
0.0380218499999999 20350312
20350314 20550315
174,244 Long 1,772 3.0%
Swaption Straddle 0.03871408
20350326 20350328 20550329
174,157 Long 1,771 3.0%
Swaption Straddle 0.03847284
20350319 20350321 20550322
173,916 Long 1,768 3.0%
Swaption Straddle
0.0375760599999999 20350226
20350228 20550226
173,857 Long 1,768 3.0%
Forward Cash 173,775 Short 1,767 3.0%
Forward Cash 172,793 Short 1,757 3.0%
Forward Cash 172,541 Short 1,754 3.0%
Swaption Straddle 0.03680749
20350305 20350307 20550308
172,328 Long 1,752 3.0%
Forward Cash 171,560 Short 1,744 3.0%
Forward Cash 170,780 Short 1,736 2.9%
Cash and interest on cash 93,877 Short 954 1.6%
Swaption Straddle
0.043146583548387 20250408
20250410 20350410
42,617 Long 433 0.7%
Swaption Straddle
0.0420106699999999 20250401
20250403 20350403
32,972 Long 335 0.6%
Forward Cash 32,064 Long 326 0.6%
Swaption Straddle
0.0414874964516129 20250408
20250410 20550412
31,984 Short 325 0.6%
Forward Cash 31,383 Long 319 0.5%
Swaption Straddle
0.0412290316129032 20250513
20250515 20350515
31,242 Long 318 0.5%
Forward Cash 31,140 Long 317 0.5%
Forward Cash 31,098 Short 316 0.5%
Forward Cash 31,054 Long 316 0.5%
Forward Cash 30,523 Short 310 0.5%
Forward Cash 30,245 Short 308 0.5%
Forward Cash 29,573 Long 301 0.5%
Forward Cash 29,392 Long 299 0.5%
Forward Cash 29,356 Short 298 0.5%
Swaption Straddle
0.0410769406451612 20250506
20250508 20350508
29,275 Long 298 0.5%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

The following table shows the top 50 positions and related values of the securities within the GSISCDTRS (Global Conditional
Volatility, Hedge Equity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
Swaption Straddle
0.0385386617241379 20250617
20250620 20350620
29,083 Long 296 0.5%
Forward Cash 28,807 Short 293 0.5%
Forward Cash 28,601 Short 291 0.5%
Forward Cash 28,411 Short 289 0.5%
Swaption Straddle
0.0385713393103448 20250617
20250620 20550621
28,305 Short 288 0.5%
Forward Cash 28,275 Long 287 0.5%
Swaption Straddle
0.0386939966666666 20250610
20250612 20350612
28,014 Long 285 0.5%
Forward Cash 28,008 Long 285 0.5%
Forward Cash 27,840 Short 283 0.5%
Forward Cash 27,632 Short 281 0.5%
Other Components 698,493
—
7,102 12.1%
Total 58,874
100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
SPX 05/16/25 P5650 Index $41,326 Short (2,187) 3.9%
SPX 04/17/25 P5650 Index 34,340 Short (1,817) 3.2%
SX5E 05/16/25 P4950 Index 26,108 Short (1,381) 2.5%
NKY 04/11/25 P35250 Index 24,117 Short (1,276) 2.3%
NKY 04/11/25 P34750 Index 22,517 Short (1,191) 2.1%
NKY 06/13/25 P33500 Index 21,040 Short (1,113) 2.0%
SPX 04/17/25 P5600 Index 19,830 Short (1,049) 1.9%
SX5E 06/20/25 P4850 Index 18,416 Short (974) 1.7%
NKY 06/13/25 P31500 Index 18,155 Long (961) 1.7%
SPX 05/16/25 P5350 Index 17,677 Long (935) 1.7%
NKY 05/09/25 P34750 Index 15,005 Short (794) 1.4%
NKY 05/09/25 P35250 Index 14,624 Short (774) 1.4%
SPX 05/16/25 P5450 Index 13,976 Short (740) 1.3%
SX5E 06/20/25 P4600 Index 12,599 Long (667) 1.2%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
NKY 06/13/25 P33750 Index 12,422 Short (657) 1.2%
SPX 05/16/25 P5700 Index 12,162 Short (644) 1.2%
SX5E 05/16/25 P4700 Index 11,920 Long (631) 1.1%
NKY 05/09/25 P34000 Index 11,748 Short (622) 1.1%
SPXW 04/04/25 P5650 Index 11,151 Short (590) 1.1%
NKY 04/11/25 P35750 Index 10,219 Short (541) 1.0%
SX5E 05/16/25 P5050 Index 10,047 Short (532) 1.0%
SPX 04/17/25 P5350 Index 9,840 Long (521) 0.9%
SX5E 04/17/25 P4950 Index 9,780 Short (517) 0.9%
NKY 05/09/25 P34500 Index 9,587 Short (507) 0.9%
SX5E 06/20/25 P4950 Index 9,555 Short (506) 0.9%
SPX 06/20/25 P5150 Index 9,303 Short (492) 0.9%
NKY 04/11/25 P35500 Index 9,105 Short (482) 0.9%
NKY 06/13/25 P33250 Index 9,079 Short (480) 0.9%
SPX 06/20/25 P5050 Index 9,052 Short (479) 0.9%
NKY 04/11/25 P34500 Index 8,774 Short (464) 0.8%
SX5E 05/16/25 P4850 Index 8,627 Short (457) 0.8%
NKY 06/13/25 P32500 Index 8,614 Short (456) 0.8%
NKY 05/09/25 P33500 Index 8,469 Short (448) 0.8%
SPXW 04/30/25 P5450 Index 8,274 Short (438) 0.8%
SPX 05/16/25 P5400 Index 7,962 Long (421) 0.8%
SPX 06/20/25 P5100 Index 7,660 Short (405) 0.7%
SPX 06/20/25 P4750 Index 7,608 Long (403) 0.7%
NKY 06/13/25 P30750 Index 7,536 Long (399) 0.7%
SPX 06/20/25 P4850 Index 7,478 Long (396) 0.7%
NKY 04/11/25 P34000 Index 7,394 Short (391) 0.7%
NKY 05/09/25 P32750 Index 7,347 Long (389) 0.7%
SPXW 04/11/25 P5650 Index 7,327 Short (388) 0.7%
SX5E 05/16/25 P5000 Index 6,971 Short (369) 0.7%
NKY 06/13/25 P31000 Index 6,858 Long (363) 0.6%
NKY 04/11/25 P32750 Index 6,851 Long (362) 0.6%
SPX 06/20/25 P5200 Index 6,809 Short (360) 0.6%
NKY 06/13/25 P34000 Index 6,752 Short (357) 0.6%
SPX 06/20/25 P4800 Index 6,683 Long (354) 0.6%
NKY 04/11/25 P33250 Index 6,340 Long (335) 0.6%
SPX 06/20/25 P5250 Index 6,303 Short (334) 0.6%
Other Components 445,857
—
(23,592) 42.2%
Total (55,940)
100.0%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

The following table shows the top 50 positions and related values of the securities within the GSISSTRS (Risk Reversal Vol
Premium, Equity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
SPX 05/16/25 5580 Index $120,802 Short (838) 6.7%
SPX 04/17/25 5580 Index 96,555 Short (670) 5.3%
SPX 06/20/25 5580 Index 87,467 Short (607) 4.8%
SPX 04/17/25 P5500 Index 53,374 Short (370) 2.9%
SPX 05/16/25 P5630 Index 51,024 Short (354) 2.8%
SPX 05/16/25 P5375 Index 46,927 Short (326) 2.6%
SPX 05/16/25 C5760 Index 43,823 Long (304) 2.4%
SPX 05/16/25 C5745 Index 37,218 Long (258) 2.1%
SPX 06/20/25 P5270 Index 34,664 Short (241) 1.9%
SPX 06/20/25 C5735 Index 32,897 Long (228) 1.8%
SPX 05/16/25 C5790 Index 31,350 Long (218) 1.7%
SPX 07/18/25 5580 Index 27,992 Short (194) 1.5%
SPX 04/17/25 C5705 Index 27,453 Long (191) 1.5%
SPX 05/16/25 P5550 Index 26,797 Short (186) 1.5%
SPX 04/17/25 C5720 Index 26,380 Long (183) 1.5%
SPX 04/17/25 C5750 Index 25,892 Long (180) 1.4%
SPX 04/17/25 P5630 Index 25,656 Short (178) 1.4%
SPX 05/16/25 P5660 Index 25,316 Short (176) 1.4%
SPX 05/16/25 P5225 Index 25,292 Short (176) 1.4%
SPX 06/20/25 C5795 Index 24,238 Long (168) 1.3%
SPX 04/17/25 P5590 Index 22,714 Short (158) 1.3%
SPX 06/20/25 C5835 Index 21,873 Long (152) 1.2%
SPX 04/17/25 P5650 Index 19,905 Short (138) 1.1%
SPX 06/20/25 C5810 Index 18,395 Long (128) 1.0%
SPX 04/17/25 P5350 Index 18,368 Short (127) 1.0%
SPX 06/20/25 P5120 Index 17,960 Short (125) 1.0%
SPX 04/17/25 P5640 Index 17,952 Short (125) 1.0%
SPX 05/16/25 P5450 Index 17,590 Short (122) 1.0%
SPX 04/17/25 P5600 Index 17,474 Short (121) 1.0%
SPX 04/17/25 C5715 Index 16,813 Long (117) 0.9%
SPX 05/16/25 P5570 Index 15,857 Short (110) 0.9%
SPX 06/20/25 C5805 Index 14,515 Long (101) 0.8%
SPX 05/16/25 P5580 Index 13,660 Short (95) 0.8%
SPX 04/17/25 P5550 Index 13,291 Short (92) 0.7%
SPX 05/16/25 P5310 Index 12,854 Short (89) 0.7%
SPX 05/16/25 P5510 Index 12,341 Short (86) 0.7%
SPX 06/20/25 P5350 Index 11,147 Short (77) 0.6%
SPX 05/16/25 P5500 Index 10,787 Short (75) 0.6%
SPX 05/16/25 P5440 Index 10,736 Short (75) 0.6%
SPX 04/17/25 P5510 Index 10,009 Short (69) 0.6%
SPX 06/20/25 P5140 Index 9,668 Short (67) 0.5%
SPX 06/20/25 P5125 Index 8,916 Short (62) 0.5%
SPX 04/17/25 P5540 Index 8,426 Short (58) 0.5%
SPX 04/17/25 P5610 Index 8,299 Short (58) 0.5%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

The following table shows the top 50 positions and related values of the securities within the GSVLBCTRS (Oil Volatility Carry
Commodity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
SPX 04/17/25 P5520 Index 8,286 Short (58) 0.5%
SPX 07/18/25 P5200 Index 8,201 Short (57) 0.5%
SPX 05/16/25 C5910 Index 8,060 Long (56) 0.4%
SPX 06/20/25 P5540 Index 8,055 Short (56) 0.4%
SPX 07/18/25 P5060 Index 8,028 Short (56) 0.4%
SPX 06/20/25 P5360 Index 7,526 Short (52) 0.4%
Other Components 544,079
—
(3,776) 30.0%
Total (12,581)
100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
COM5 Comdty $4,054,658 Long 26,595 53.8%
CON5 Comdty 1,211,689 Long 7,948 16.1%
CLQ5 Comdty 417,766 Long 2,740 5.5%
CLU5 Comdty 245,502 Long 1,610 3.3%
CLV5 Comdty 140,738 Short 923 1.9%
CLN5 Comdty 82,361 Long 540 1.1%
CLK5 Comdty 75,287 Long 494 1.0%
COM5C 69.25 Comdty 36,288 Short 238 0.5%
COM5C 72.00 Comdty 30,277 Short 199 0.4%
COM5C 73.25 Comdty 29,570 Short 194 0.4%
COM5C 71.00 Comdty 26,631 Short 175 0.4%
CLM5 Comdty 25,014 Long 164 0.3%
COM5C 74.00 Comdty 23,993 Short 157 0.3%
COM5C 72.50 Comdty 23,413 Short 154 0.3%
CON5C 72.25 Comdty 21,918 Short 144 0.3%
COM5C 70.50 Comdty 18,444 Short 121 0.2%
COM5C 70.25 Comdty 16,680 Short 109 0.2%
COM5C 70.75 Comdty 16,235 Short 106 0.2%
COM5C 74.75 Comdty 16,158 Short 106 0.2%
COM5C 71.75 Comdty 15,302 Short 100 0.2%
COM5C 73.75 Comdty 14,839 Short 97 0.2%
COM5C 73.00 Comdty 14,527 Short 95 0.2%
CON5C 71.50 Comdty 14,466 Short 95 0.2%
COM5C 71.25 Comdty 13,673 Short 90 0.2%
COM5C 72.75 Comdty 13,086 Short 86 0.2%
COM5C 75.25 Comdty 12,974 Short 85 0.2%
COM5C 73.50 Comdty 12,901 Short 85 0.2%
COQ5 Comdty 11,742 Long 77 0.2%
CON5C 74.00 Comdty 10,623 Short 70 0.1%
CLU5P 62.00 Comdty 10,492 Long 69 0.1%
CLX5 Comdty 9,911 Short 65 0.1%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

The following table shows the top 50 positions and related values of the securities within the GSVLSUTRS (Swaption Volatility
Carry, Fixed Income ) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
COM5C 69.75 Comdty 9,538 Short 63 0.1%
COM5C 74.50 Comdty 9,031 Short 59 0.1%
CON5C 69.00 Comdty 8,855 Short 58 0.1%
CON5C 70.25 Comdty 8,792 Short 58 0.1%
COM5C 76.00 Comdty 8,509 Short 56 0.1%
CLV5P 58.00 Comdty 8,394 Long 55 0.1%
CLV5C 75.00 Comdty 7,714 Long 51 0.1%
CLQ5P 64.00 Comdty 7,635 Long 50 0.1%
CON5P 72.25 Comdty 7,562 Short 50 0.1%
CLV5P 57.00 Comdty 7,403 Long 49 0.1%
CLV5P 56.00 Comdty 7,370 Long 48 0.1%
CLV5P 55.00 Comdty 7,296 Long 48 0.1%
CLQ5P 60.00 Comdty 7,144 Long 47 0.1%
CLV5C 76.00 Comdty 7,127 Long 47 0.1%
CLU5P 62.50 Comdty 7,077 Long 46 0.1%
CLU5P 60.00 Comdty 7,057 Long 46 0.1%
COM5C 74.25 Comdty 7,038 Short 46 0.1%
CON5C 70.50 Comdty 6,950 Short 46 0.1%
CON5C 74.75 Comdty 6,808 Short 45 0.1%
Other Components 718,536
—
4,713 9.5%
Total 49,410
100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
UXYM5 Comdty $2,519,379 Long 17,662 33.1%
USM5 Comdty 2,164,024 Long 15,171 28.5%
WNM5 Comdty 906,081 Long 6,352 11.9%
SWP USD10y 100325090425 67,497 Long 473 0.9%
SWP USD10y 190325220425 65,430 Short 459 0.9%
SWP USD10y 260325290425 58,074 Short 407 0.8%
SWP USD20y 190325220425 57,703 Short 405 0.8%
SWP USD10y 270325300425 42,256 Short 296 0.6%
SWP USD10y 180325170425 40,070 Short 281 0.5%
SWP USD30y 190325220425 39,742 Short 279 0.5%
SWP USD30y 050325040425 37,370 Short 262 0.5%
SWP USD10y 250325280425 34,780 Short 244 0.5%
SWP USD10y 280225010425 32,707 Short 229 0.4%
SWP USD20y 250325280425 32,061 Short 225 0.4%
SWP USD20y 260325290425 31,979 Short 224 0.4%
SWP USD10y 140325150425 31,637 Long 222 0.4%
SWP USD10y 310325020525 27,873 Long 195 0.4%
SWP USD10y 200325230425 26,567 Short 186 0.3%
SWP USD30y 260325290425 26,076 Short 183 0.3%
SWO Put USD 01May25 393
28Mar25 10y
25,791 Short 181 0.3%
SWP USD20y 180325170425 25,203 Short 177 0.3%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
SWP USD20y 040325030425 23,674 Short 166 0.3%
SWO Put USD 30Apr25 389 27Mar25
10y
22,429 Short 157 0.3%
SWP USD10y 130325140425 21,803 Long 153 0.3%
SWO Put USD 22Apr25 390 19Mar25
10y
21,127 Short 148 0.3%
SWO Put USD 28Apr25 388 25Mar25
10y
20,985 Short 147 0.3%
SWO Put USD 29Apr25 387 26Mar25
10y
20,547 Short 144 0.3%
SWP USD30y 040325030425 20,028 Short 140 0.3%
SWO Put USD 23Apr25 388 20Mar25
10y
19,919 Short 140 0.3%
SWP USD30y 250325280425 19,683 Short 138 0.3%
SWP USD20y 280325010525 19,617 Long 138 0.3%
SWO Put USD 02May25 383
31Mar25 10y
18,821 Short 132 0.2%
SWP USD30y 110325100425 18,570 Short 130 0.2%
SWO PUT USD 15Apr25 389
14Mar25 10y
18,548 Short 130 0.2%
SWO Put USD 16Apr25 388 17Mar25
10y
18,132 Short 127 0.2%
SWO Put USD 17Apr25 387 18Mar25
10y
17,818 Short 125 0.2%
SWP USD20y 110325100425 17,792 Short 125 0.2%
SWP USD10y 170325160425 17,271 Short 121 0.2%
SWP USD10y 240325250425 16,345 Short 115 0.2%
SWO Put USD 08Apr25 389 07Mar25
10y
16,116 Short 113 0.2%
SWO Put USD 01May25 405
28Mar25 20y
15,989 Short 112 0.2%
SWO Put USD 14Apr25 386 13Mar25
10y
15,854 Short 111 0.2%
SWP USD20y 100325090425 15,292 Long 107 0.2%
SWO Put USD 25Apr25 380 24Mar25
10y
15,039 Short 105 0.2%
SWP USD20y 050325040425 14,119 Short 99 0.2%
SWO Put USD 24Apr25 379 21Mar25
10y
14,083 Short 99 0.2%
SWO Put USD 30Apr25 401 27Mar25
20y
13,705 Short 96 0.2%
SWP USD20y 270325300425 13,044 Short 91 0.2%
SWP USD10y 060325070425 12,491 Long 88 0.2%
SWO Put USD 29Apr25 399 26Mar25
20y
12,399 Short 87 0.2%
Other Components 799,308
—
5,603 10.5%
Total 53,299
100.0%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

The following table shows the top 50 positions and related values of the securities within the JPOSFTRS (FX Volatility Carry,
Foreign Exchange) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation)
% of
basket
USDCNH,Put,7.108025295403365,10/04/2025,12/03/2025 $26,771 Short 22 0.1%
USDCNH,Put,7.123930040735271,10/04/2025,12/03/2025 26,652 Short 22 0.1%
USDCNH,Put,7.139834786067177,10/04/2025,12/03/2025 26,533 Short 22 0.1%
USDCNH,Put,7.117235052661776,03/04/2025,06/03/2025 26,529 Short 22 0.1%
USDCNH,Put,7.1231294622138694,09/04/2025,11/03/2025 26,511 Short 22 0.1%
USDCNH,Put,7.155739531399083,10/04/2025,12/03/2025 26,415 Short 22 0.1%
USDCNH,Put,7.1330406053271735,03/04/2025,06/03/2025 26,412 Short 22 0.1%
USDCNH,Put,7.138923963900363,09/04/2025,11/03/2025 26,394 Short 22 0.1%
USDCNH,Put,7.171644276730988,10/04/2025,12/03/2025 26,298 Short 22 0.1%
USDCNH,Put,7.148846157992571,03/04/2025,06/03/2025 26,295 Short 22 0.1%
USDCNH,Put,7.137367336931824,08/04/2025,10/03/2025 26,284 Short 22 0.1%
USDCNH,Put,7.154718465586858,09/04/2025,11/03/2025 26,277 Short 22 0.1%
USDCNH,Put,7.120397182587533,07/04/2025,07/03/2025 26,186 Short 22 0.1%
USDCNH,Put,7.187549022062894,10/04/2025,12/03/2025 26,182 Short 22 0.1%
USDCNH,Put,7.164651710657968,03/04/2025,06/03/2025 26,179 Short 22 0.1%
USDCNH,Put,7.1531332529032525,08/04/2025,10/03/2025 26,169 Short 22 0.1%
USDCNH,Put,7.170512967273352,09/04/2025,11/03/2025 26,162 Short 22 0.1%
USDCNH,Put,7.136059951575151,07/04/2025,07/03/2025 26,071 Short 22 0.1%
USDCNH,Put,7.139926907238571,02/04/2025,05/03/2025 26,071 Short 22 0.1%
USDCNH,Put,7.2034537673948,10/04/2025,12/03/2025 26,067 Short 22 0.1%
USDCNH,Put,7.180457263323366,03/04/2025,06/03/2025 26,064 Short 22 0.1%
USDCNH,Put,7.168899168874681,08/04/2025,10/03/2025 26,054 Short 22 0.1%
USDCNH,Put,7.186307468959846,09/04/2025,11/03/2025 26,047 Short 22 0.1%
USDCNH,Put,7.133474596697632,23/04/2025,21/03/2025 26,010 Short 22 0.1%
USDCNH,Put,7.155493642876181,02/04/2025,05/03/2025 25,958 Short 22 0.1%
USDCNH,Put,7.151722720562768,07/04/2025,07/03/2025 25,957 Short 22 0.1%
USDCNH,Call,7.219358512726705,10/04/2025,12/03/2025 25,952 Short 22 0.1%
USDCNH,Put,7.196262815988764,03/04/2025,06/03/2025 25,950 Short 22 0.1%
USDCNH,Put,7.1846650848461096,08/04/2025,10/03/2025 25,940 Short 22 0.1%
USDCNH,Put,7.20210197064634,09/04/2025,11/03/2025 25,933 Short 21 0.1%
USDCNH,Put,7.148951137790895,23/04/2025,21/03/2025 25,897 Short 21 0.1%
USDCNH,Put,7.171060378513789,02/04/2025,05/03/2025 25,845 Short 21 0.1%
USDCNH,Put,7.167385489550386,07/04/2025,07/03/2025 25,844 Short 21 0.1%
USDCNH,Call,7.235263258058612,10/04/2025,12/03/2025 25,838 Short 21 0.1%
USDCNH,Put,7.212068368654161,03/04/2025,06/03/2025 25,836 Short 21 0.1%
USDCNH,Put,7.200431000817539,08/04/2025,10/03/2025 25,826 Short 21 0.1%
USDCNH,Put,7.217896472332835,09/04/2025,11/03/2025 25,819 Short 21 0.1%
USDCNH,Put,7.1644276788841585,23/04/2025,21/03/2025 25,786 Short 21 0.1%
USDCNH,Put,7.186627114151397,02/04/2025,05/03/2025 25,733 Short 21 0.1%
USDCNH,Put,7.183048258538004,07/04/2025,07/03/2025 25,731 Short 21 0.1%
USDCNH,Call,7.251168003390517,10/04/2025,12/03/2025 25,725 Short 21 0.1%
USDCNH,Call,7.227873921319558,03/04/2025,06/03/2025 25,723 Short 21 0.1%
USDCNH,Put,7.140273376732071,24/04/2025,24/03/2025 25,720 Short 21 0.1%
USDCNH,Put,7.2161969167889675,08/04/2025,10/03/2025 25,713 Short 21 0.1%
USDCNH,Call,7.2336909740193285,09/04/2025,11/03/2025 25,707 Short 21 0.1%
USDCNH,Put,7.179904219977422,23/04/2025,21/03/2025 25,675 Short 21 0.1%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

The following table shows the individual positions and related values of the securities within the Morgan Stanley Custom
Junk Index basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation)
% of
basket
USDCNH,Put,7.202193849789007,02/04/2025,05/03/2025 25,622 Short 21 0.1%
USDCNH,Put,7.198711027525621,07/04/2025,07/03/2025 25,619 Short 21 0.1%
USDCNH,Call,7.267072748722423,10/04/2025,12/03/2025 25,612 Short 21 0.1%
USDCNH,Call,7.2436794739849555,03/04/2025,06/03/2025 25,611 Short 21 0.1%
Other Components 21,124,590
—
17,511 94.2%
Total 18,590
100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
Petco Health & Wellness Co Inc $90,633 Short (902) 5.0%
Clarivate PLC 73,252 Short (729) 4.0%
Sabre Corp 65,322 Short (650) 3.6%
Maravai LifeSciences Holdings 61,865 Short (616) 3.4%
Coty Inc 54,906 Short (546) 3.0%
Kosmos Energy Ltd 54,808 Short (545) 3.0%
Hanesbrands Inc 51,539 Short (513) 2.8%
Newell Brands Inc 46,188 Short (460) 2.5%
Wolfspeed Inc 45,457 Short (452) 2.5%
ADT Inc 40,445 Short (402) 2.2%
Leggett & Platt Inc 37,304 Short (371) 2.0%
JetBlue Airways Corp 36,898 Short (367) 2.0%
Viatris Inc 34,010 Short (338) 1.9%
Ford Motor Co 33,549 Short (334) 1.8%
Fortrea Holdings Inc 31,318 Short (312) 1.7%
Warner Bros Discovery Inc 31,144 Short (310) 1.7%
Elanco Animal Health Inc 28,978 Short (288) 1.6%
ZoomInfo Technologies Inc 28,950 Short (288) 1.6%
American Airlines Group Inc 27,832 Short (277) 1.5%
Sotera Health Co 26,103 Short (260) 1.4%
Rivian Automotive Inc 25,750 Short (256) 1.4%
Teladoc Health Inc 25,270 Short (251) 1.4%
Grocery Outlet Holding Corp 25,232 Short (251) 1.4%
NCR Voyix Corp 23,815 Short (237) 1.3%
Macy's Inc 23,129 Short (230) 1.3%
Chemours Co/The 21,009 Short (209) 1.2%
Organon & Co 19,760 Short (197) 1.1%
Wendy's Co/The 19,709 Short (196) 1.1%
TripAdvisor Inc 19,608 Short (195) 1.1%
DENTSPLY SIRONA Inc 18,899 Short (188) 1.0%
Xerox Holdings Corp 18,758 Short (187) 1.0%
Vestis Corp 18,191 Short (181) 1.0%
Sunrun Inc 18,152 Short (181) 1.0%
Driven Brands Holdings Inc 17,849 Short (178) 1.0%
Penn Entertainment Inc 17,702 Short (176) 1.0%
DXC Technology Co 17,508 Short (174) 1.0%
Amentum Holdings Inc 16,901 Short (168) 0.9%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

The following table shows the top 50 positions and related values of the securities within the Morgan Stanley Custom Quality
Index basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
Envista Holdings Corp 16,335 Short (163) 0.9%
Norwegian Cruise Line Holdings 16,049 Short (160) 0.9%
Pediatrix Medical Group Inc 15,987 Short (159) 0.9%
APA Corp 15,458 Short (154) 0.8%
Liberty Global Ltd 15,061 Short (150) 0.8%
Intel Corp 14,944 Short (149) 0.8%
Viasat Inc 14,896 Short (148) 0.8%
Unity Software Inc 14,566 Short (145) 0.8%
Capri Holdings Ltd 14,078 Short (140) 0.8%
O-I Glass Inc 13,921 Short (139) 0.8%
VF Corp 13,907 Short (138) 0.8%
Carnival Corp 13,805 Short (137) 0.8%
Sirius XM Holdings Inc 13,345 Short (133) 0.7%
Other Components 386,224
—
(3,843) 21.1%
Total (18,173)
100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
Amcor PLC $50,066 Long (2,401) 8.0%
Host Hotels & Resorts Inc 32,840 Long (1,575) 5.2%
Avantor Inc 30,040 Long (1,440) 4.8%
Antero Midstream Corp 28,786 Long (1,380) 4.6%
Kenvue Inc 21,466 Long (1,029) 3.4%
Element Solutions Inc 18,760 Long (900) 3.0%
Weyerhaeuser Co 16,615 Long (797) 2.7%
Kraft Heinz Co/The 16,197 Long (777) 2.6%
Match Group Inc 15,826 Long (759) 2.5%
CenterPoint Energy Inc 13,801 Long (662) 2.2%
Essential Utilities Inc 12,396 Long (594) 2.0%
Schlumberger NV 11,914 Long (571) 1.9%
Bentley Systems Inc 11,816 Long (567) 1.9%
LKQ Corp 11,753 Long (564) 1.9%
Baker Hughes Co 11,430 Long (548) 1.8%
UDR Inc 11,308 Long (542) 1.8%
Birkenstock Holding Plc 11,220 Long (538) 1.8%
Core & Main Inc 10,269 Long (492) 1.6%
Rollins Inc 9,526 Long (457) 1.5%
Fox Corp 9,366 Long (449) 1.5%
Crane NXT Co 8,971 Long (430) 1.4%
nVent Electric PLC 8,639 Long (414) 1.4%
Realty Income Corp 8,637 Long (414) 1.4%
Edison International 8,590 Long (412) 1.4%
General Mills Inc 8,221 Long (394) 1.3%
Cisco Systems Inc 8,093 Long (388) 1.3%
Alliant Energy Corp 7,778 Long (373) 1.2%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

The following table shows the top 50 positions and related values of the securities within the MQCP44TRS (Diversified
Commodity Carry, Basket 1 Commodity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
Amphenol Corp 7,772 Long (373) 1.2%
Loar Holdings Inc 7,436 Long (357) 1.2%
Masco Corp 6,964 Long (334) 1.1%
Henry Schein Inc 6,937 Long (333) 1.1%
Solventum Corp 6,603 Long (317) 1.1%
Agree Realty Corp 6,369 Long (305) 1.0%
Cognizant Technology Solutions 6,189 Long (297) 1.0%
Omnicom Group Inc 6,058 Long (290) 1.0%
SS&C Technologies Holdings Inc 6,015 Long (288) 1.0%
Pentair PLC 5,688 Long (273) 0.9%
Crown Holdings Inc 5,498 Long (264) 0.9%
Colgate-Palmolive Co 5,451 Long (261) 0.9%
NRG Energy Inc 5,133 Long (246) 0.8%
DT Midstream Inc 5,112 Long (245) 0.8%
Allison Transmission Holdings 5,094 Long (244) 0.8%
Crocs Inc 4,966 Long (238) 0.8%
Brown & Brown Inc 4,143 Long (199) 0.7%
Deckers Outdoor Corp 4,126 Long (198) 0.7%
Allegion plc 3,866 Long (185) 0.6%
Leidos Holdings Inc 3,639 Long (175) 0.6%
Ares Management Corp 3,392 Long (163) 0.5%
Paychex Inc 3,367 Long (161) 0.5%
Digital Realty Trust Inc 3,296 Long (158) 0.5%
Other Components 89,541
—
(4,294) 14.3%
Total (30,065)
100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation)
% of
basket
LNK5 Comdty $35,654 Short (128) 11.7%
LAK25 Comdty 25,915 Short (93) 8.5%
LXK5 Comdty 24,289 Short (87) 8.0%
LNU5 Comdty 21,700 Long (78) 7.1%
LNZ5 Comdty 16,075 Long (58) 5.3%
CCU5 Comdty 13,219 Long (47) 4.3%
LXU5 Comdty 12,530 Long (45) 4.1%
LPN25 Comdty 11,864 Long (43) 3.9%
LNM5 Comdty 9,714 Short (35) 3.2%
LXX5 Comdty 8,374 Long (30) 2.7%
LTN5 Comdty 8,097 Long (29) 2.7%
LTK5 Comdty 8,096 Short (29) 2.7%
LAJ25 Comdty 6,894 Long (25) 2.3%
LXZ6 Comdty 6,841 Long (25) 2.2%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

The following table shows the top 50 positions and related values of the securities within the MSVXCSTRS (Volatility Relative
Value, Equity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation)
% of
basket
LAM26 Comdty 6,653 Long (24) 2.2%
CCN5 Comdty 6,597 Short (24) 2.2%
GCM5 Comdty 6,299 Short (23) 2.1%
LLK5 Comdty 5,600 Short (20) 1.8%
LAM25 Comdty 4,921 Long (18) 1.6%
LXN5 Comdty 4,799 Long (17) 1.6%
LXZ5 Comdty 4,796 Short (17) 1.6%
LAZ26 Comdty 4,138 Long (15) 1.4%
LAQ25 Comdty 4,067 Long (15) 1.3%
SMK5 Comdty 3,706 Short (13) 1.2%
QSK5 Comdty 3,473 Short (12) 1.1%
GCQ5 Comdty 3,143 Long (11) 1.0%
LAU25 Comdty 3,105 Long (11) 1.0%
SMN5 Comdty 3,051 Short (11) 1.0%
SMQ5 Comdty 3,048 Long (11) 1.0%
LLU5 Comdty 2,857 Long (10) 0.9%
CCZ5 Comdty 2,686 Long (10) 0.9%
QSM5 Comdty 2,666 Long (10) 0.9%
SMZ5 Comdty 2,579 Long (9) 0.8%
LXM5 Comdty 2,397 Short (9) 0.8%
LXQ5 Comdty 2,396 Long (9) 0.8%
LLZ6 Comdty 1,670 Long (6) 0.5%
QSU5 Comdty 1,550 Long (6) 0.5%
QWQ5 Comdty 1,196 Short (4) 0.4%
QSN5 Comdty 1,045 Short (4) 0.3%
QSV5 Comdty 1,044 Long (4) 0.3%
SMU5 Comdty 870 Long (3) 0.3%
QWV5 Comdty 798 Long (3) 0.3%
CLM5 Comdty 670 Long (2) 0.2%
CLK5 Comdty 426 Short (2) 0.1%
QWH6 Comdty 399 Long (1) 0.1%
LLM5 Comdty 390 Long (1) 0.1%
COM5 Comdty 353 Long (1) 0.1%
CLZ6 Comdty 311 Short (1) 0.1%
COV5 Comdty 209 Short (1) 0.1%
COZ5 Comdty 209 Short (1) 0.1%
Other Components 1,917
—
(7) 0.6%
Total (1,096)
100.0%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

The following table shows the top 50 positions and related values of the securities within the NMVVR1TRS (US Long Rates
Volatility, Fixed Income) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
USD Curncy $26,321,760 Long - 83.4%
UXJ5 Index 3,243,277 Long (48,838) 10.3%
UXK5 Index 1,214,631 Long (18,290) 3.8%
VIX UO 04/16/25 C22 Index 59,218 Short (892) 0.2%
VIX UO 04/16/25 C23 Index 59,195 Short (891) 0.2%
VIX UO 04/16/25 C24 Index 50,972 Short (768) 0.2%
VIX UO 04/16/25 C26 Index 50,475 Short (760) 0.2%
VIX UO 04/16/25 C25 Index 48,211 Short (726) 0.2%
VIX UO 04/16/25 C21 Index 46,836 Short (705) 0.1%
VIX UO 04/16/25 C27 Index 32,845 Short (495) 0.1%
VIX UO 05/21/25 C25 Index 30,817 Short (464) 0.1%
VIX UO 05/21/25 C26 Index 30,414 Short (458) 0.1%
VIX UO 05/21/25 C24.5 Index 29,832 Short (449) 0.1%
VIX UO 04/16/25 C22.5 Index 29,635 Short (446) 0.1%
VIX UO 04/16/25 C23.5 Index 25,299 Short (381) 0.1%
VIX UO 05/21/25 C23.5 Index 24,009 Short (362) 0.1%
VIX UO 05/21/25 C23 Index 22,857 Short (344) 0.1%
VIX UO 04/16/25 C21.5 Index 21,481 Short (323) 0.1%
VIX UO 04/16/25 C24.5 Index 21,446 Short (323) 0.1%
VIX UO 05/21/25 C22 Index 19,574 Short (295) 0.1%
VIX UO 05/21/25 C21.5 Index 18,766 Short (283) 0.1%
VIX UO 05/21/25 C28 Index 18,379 Short (277) 0.1%
VIX UO 04/16/25 C28 Index 17,609 Short (265) 0.1%
VIX UO 05/21/25 C24 Index 16,787 Short (253) 0.1%
VIX UO 04/16/25 C29 Index 14,443 Short (217) 0.0%
VIX UO 05/21/25 C27 Index 14,087 Short (212) 0.0%
VIX UO 04/16/25 C20.5 Index 13,134 Short (198) 0.0%
VIX UO 04/16/25 C20 Index 11,285 Short (170) 0.0%
VIX UO 04/16/25 C30 Index 11,242 Short (169) 0.0%
VIX UO 05/21/25 C22.5 Index 8,457 Short (127) 0.0%
VIX UO 04/16/25 C19.5 Index 5,851 Short (88) 0.0%
VIX UO 05/21/25 C31 Index 4,978 Short (75) 0.0%
VIX UO 05/21/25 C29 Index 3,625 Short (55) 0.0%
VIX UO 04/16/25 C31 Index 2,966 Short (45) 0.0%
VIX UO 05/21/25 C30 Index 2,686 Short (40) 0.0%
VIX UO 04/16/25 C32 Index 2,164 Short (33) 0.0%
VIX UO 04/16/25 C33 Index 2,038 Short (31) 0.0%
VIX UO 05/21/25 C33 Index 1,226 Short (18) 0.0%
VIX UO 05/21/25 C34 Index 989 Short (15) 0.0%
VIX UO 05/21/25 C32 Index 924 Short (14) 0.0%
Total (78,794)
100.0%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

The following table shows the individual positions and related values of the securities within the The following table shows the individual positions and related values of the securities within the SGDRCTTRS (Dynamic Rates Slope, Fixed Income)
basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
20Y10Y USD Swaption Straddle $12,500,763 Long 16,172 16.6%
20Y10Y USD Swaption Straddle 11,527,476 Long 14,913 15.3%
20Y10Y USD Swaption Straddle 10,768,791 Long 13,932 14.3%
20Y10Y USD Swaption Straddle 9,935,224 Long 12,853 13.2%
15Y10Y USD Swaption Straddle 6,065,199 Long 7,847 8.0%
15Y10Y USD Swaption Straddle 3,722,672 Long 4,816 4.9%
20Y20Y USD Swaption Straddle 3,626,686 Long 4,692 4.8%
15Y10Y USD Swaption Straddle 3,389,224 Long 4,385 4.5%
15Y10Y USD Swaption Straddle 3,378,509 Long 4,371 4.5%
20Y20Y USD Swaption Straddle 3,355,126 Long 4,341 4.4%
20Y20Y USD Swaption Straddle 2,217,436 Long 2,869 2.9%
3Y10Y USD Swaption Straddle 1,798,642 Long 2,327 2.4%
20Y20Y USD Swaption Straddle 1,518,741 Long 1,965 2.0%
20Y10Y USD Swaption Straddle,
Fixed Leg @ 08/3/2045
307,435 Short 398 0.4%
20Y10Y USD Swaption Straddle,
Fixed Leg @ 07/12/2044
278,941 Short 361 0.4%
20Y10Y USD Swaption Straddle,
Fixed Leg @ 08/6/2044
248,482 Short 321 0.3%
20Y10Y USD Swaption Straddle,
Fixed Leg @ 08/9/2044
232,823 Short 301 0.3%
15Y10Y USD Swaption Straddle,
Fixed Leg @ 08/9/2039
136,874 Short 177 0.2%
15Y10Y USD Swaption Straddle,
Fixed Leg @ 08/6/2039
83,370 Short 108 0.1%
20Y20Y USD Swaption Straddle,
Fixed Leg @ 08/6/2044
79,800 Short 103 0.1%
15Y10Y USD Swaption Straddle,
Fixed Leg @ 07/3/2040
79,286 Short 103 0.1%
15Y10Y USD Swaption Straddle,
Fixed Leg @ 07/12/2039
78,442 Short 101 0.1%
20Y20Y USD Swaption Straddle,
Fixed Leg @ 07/12/2044
78,164 Short 101 0.1%
20Y20Y USD Swaption Straddle,
Fixed Leg @ 08/3/2045
52,421 Short 68 0.1%
20Y20Y USD Swaption Straddle,
Fixed Leg @ 08/9/2044
34,216 Short 44 0.0%
3Y10Y USD Swaption Straddle, Fixed
Leg @ 08/3/2028
23,519 Short 30 0.0%
Total 97,699
100.0%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

The following table shows the top 50 positions and related values of the securities within the SGIXPRTRS (Long Equity
Convexity, Equity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
Swap US 04/14/2025 2Y Rec-3.8226 $28,156,257 Long 27,288 87.6%
Swap US 04/14/2025 20Y
Rec-3.9668
3,989,898 Short 3,867 12.4%
Total 31,155
100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
ESM5 Index $8,733,012 Short (499) 4.1%
SPX US 05/16/25 P4150 Index 7,474,689 Long (427) 3.5%
SPX US 05/16/25 P4200 Index 7,367,312 Long (421) 3.4%
SPX US 06/20/25 P3850 Index 7,195,832 Long (411) 3.4%
SPX US 06/20/25 P3550 Index 5,541,981 Long (317) 2.6%
SPX US 06/20/25 P3800 Index 5,421,899 Long (310) 2.5%
SPX US 05/16/25 P4375 Index 5,340,221 Long (305) 2.5%
SPX US 04/17/25 P4000 Index 5,245,854 Long (300) 2.5%
SPX US 06/20/25 P3825 Index 5,245,529 Long (300) 2.5%
SPX US 05/16/25 P4350 Index 5,198,388 Long (297) 2.4%
SPX US 05/16/25 P4250 Index 5,140,316 Long (294) 2.4%
SPX US 06/20/25 P3600 Index 5,104,856 Long (292) 2.4%
SPX US 06/20/25 P3700 Index 4,994,810 Long (285) 2.3%
SPX US 05/16/25 P4100 Index 4,973,618 Long (284) 2.3%
SPX US 05/16/25 P4175 Index 4,891,925 Long (280) 2.3%
SPX US 05/16/25 P4125 Index 4,786,367 Long (274) 2.2%
SPX US 05/16/25 P5260 Index 4,646,426 Short (266) 2.2%
SPX US 05/16/25 P5320 Index 3,388,234 Short (194) 1.6%
SPX US 06/20/25 P5025 Index 3,380,086 Short (193) 1.6%
SPX US 06/20/25 P3900 Index 2,780,032 Long (159) 1.3%
SPX US 06/20/25 P4050 Index 2,778,788 Long (159) 1.3%
SPX US 06/20/25 P3925 Index 2,769,918 Long (158) 1.3%
SPX US 05/16/25 P4300 Index 2,717,880 Long (155) 1.3%
SPX US 06/20/25 P3450 Index 2,712,251 Long (155) 1.3%
SPX US 04/17/25 P4225 Index 2,699,427 Long (154) 1.3%
SPX US 04/17/25 P4275 Index 2,698,270 Long (154) 1.3%
SPX US 04/17/25 P4100 Index 2,689,127 Long (154) 1.3%
SPX US 04/17/25 P4300 Index 2,664,212 Long (152) 1.2%
SPX US 04/17/25 P3925 Index 2,632,633 Long (150) 1.2%
SPX US 06/20/25 P3400 Index 2,630,956 Long (150) 1.2%
SPX US 05/16/25 P4325 Index 2,597,053 Long (148) 1.2%
SPX US 05/16/25 P4275 Index 2,566,974 Long (147) 1.2%
SPX US 04/17/25 P4075 Index 2,544,321 Long (145) 1.2%
SPX US 06/20/25 P3725 Index 2,507,117 Long (143) 1.2%
SPX US 05/16/25 P4225 Index 2,502,409 Long (143) 1.2%
SPX US 07/18/25 P3925 Index 2,476,967 Long (142) 1.2%
SPX US 07/18/25 P3750 Index 2,466,381 Long (141) 1.2%
SPX US 07/18/25 P3875 Index 2,443,054 Long (140) 1.1%
SPX US 07/18/25 P3850 Index 2,432,386 Long (139) 1.1%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

The following table shows the top 50 positions and related values of the securities within the SGIXTTTRS (Long Equity
Convexity, Unfunded Equity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
SPX US 05/16/25 P4050 Index 2,409,274 Long (138) 1.1%
SPX US 05/16/25 P5360 Index 2,388,407 Short (136) 1.1%
SPX US 06/20/25 P3875 Index 2,375,049 Long (136) 1.1%
SPX US 06/20/25 P4675 Index 2,370,690 Short (135) 1.1%
SPX US 04/17/25 P5075 Index 2,350,056 Short (134) 1.1%
SPX US 06/20/25 P4925 Index 2,338,495 Short (134) 1.1%
SPX US 06/20/25 P4850 Index 2,316,856 Short (132) 1.1%
SPX US 05/16/25 P5350 Index 2,298,983 Short (131) 1.1%
SPX US 06/20/25 P5100 Index 2,172,312 Short (124) 1.0%
SPX US 05/16/25 P5370 Index 1,309,134 Short (75) 0.6%
SPX US 05/16/25 P5475 Index 1,283,236 Short (73) 0.6%
Other Components 33,609,495
—
(1,921) 15.7%
Total (12,207)
100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
ESM5 Index $8,811,338 Short (6,289) 8.3%
SPX US 12/19/25 P3550 Index 4,441,403 Short (3,170) 4.2%
SPX US 06/20/25 P3000 Index 3,209,859 Short (2,291) 3.0%
SPX US 12/19/25 P4150 Index 3,208,389 Short (2,290) 3.0%
SPX US 12/19/25 P3300 Index 3,182,264 Short (2,271) 3.0%
SPX US 12/19/25 P3000 Index 2,836,664 Short (2,025) 2.7%
SPX US 12/19/25 P3850 Index 2,598,066 Short (1,854) 2.4%
SPX US 12/19/25 P3250 Index 2,595,781 Short (1,853) 2.4%
SPX US 06/20/25 P3150 Index 2,066,389 Short (1,475) 1.9%
SPX US 06/20/25 P3400 Index 1,951,049 Short (1,392) 1.8%
SPX US 06/18/26 P3650 Index 1,830,658 Short (1,307) 1.7%
SPX US 06/20/25 P3700 Index 1,722,375 Short (1,229) 1.6%
SPX US 06/18/26 P3200 Index 1,710,930 Short (1,221) 1.6%
SPX US 12/19/25 P4650 Index 1,623,297 Short (1,159) 1.5%
SPX US 12/19/25 P3400 Index 1,569,722 Short (1,120) 1.5%
SPX US 06/20/25 P3250 Index 1,533,776 Short (1,095) 1.4%
SPX US 12/19/25 P4700 Index 1,501,245 Short (1,071) 1.4%
SPX US 06/20/25 P4500 Index 1,463,170 Short (1,044) 1.4%
SPX US 12/19/25 P3500 Index 1,462,408 Short (1,044) 1.4%
SPX US 06/18/26 P3550 Index 1,453,854 Short (1,038) 1.4%
SPX US 06/20/25 P3975 Index 1,362,537 Short (972) 1.3%
SPX US 06/20/25 P2700 Index 1,333,375 Short (952) 1.2%
SPX US 12/19/25 P3750 Index 1,331,825 Short (951) 1.2%
SPX US 06/20/25 P3500 Index 1,322,490 Short (944) 1.2%
SPX US 12/19/25 P3700 Index 1,270,263 Short (907) 1.2%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

* The following table shows the top 50 positions and related values of the securities within the VCEQCE1RS (EU Volatility
Relative Value 1 Equity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
SPX US 06/18/26 P3350 Index 1,267,327 Short (904) 1.2%
SPX US 12/19/25 P3600 Index 1,266,656 Short (904) 1.2%
SPX US 06/18/26 P3500 Index 1,249,654 Short (892) 1.2%
SPX US 12/19/25 P4075 Index 1,225,933 Short (875) 1.1%
SPX US 06/20/25 P3300 Index 1,219,633 Short (870) 1.1%
SPX US 06/20/25 P2900 Index 1,219,010 Short (870) 1.1%
SPX US 12/19/25 P3875 Index 1,216,670 Short (868) 1.1%
SPX US 06/20/25 P4225 Index 1,206,061 Short (861) 1.1%
SPX US 06/18/26 P3975 Index 1,178,901 Short (841) 1.1%
SPX US 06/20/25 P3750 Index 1,152,036 Short (822) 1.1%
SPX US 06/18/26 P3850 Index 1,141,022 Short (814) 1.1%
SPX US 12/19/25 P3800 Index 1,133,722 Short (809) 1.1%
SPX US 12/19/25 P4450 Index 1,115,716 Short (796) 1.0%
SPX US 12/19/25 P4950 Index 1,102,126 Short (787) 1.0%
SPX US 12/19/25 P3975 Index 1,100,583 Short (785) 1.0%
SPX US 06/18/26 P3800 Index 1,060,128 Short (757) 1.0%
SPX US 06/20/25 P4000 Index 1,012,532 Short (723) 0.9%
SPX US 06/18/26 P4150 Index 982,017 Short (701) 0.9%
SPX US 12/19/25 P4750 Index 979,234 Short (699) 0.9%
SPX US 12/19/25 P4375 Index 978,484 Short (698) 0.9%
SPX US 06/18/26 P4275 Index 978,477 Short (698) 0.9%
SPX US 12/19/25 P4100 Index 973,881 Short (695) 0.9%
SPX US 12/19/25 P3200 Index 954,252 Short (681) 0.9%
SPX US 12/19/25 P4275 Index 951,535 Short (679) 0.9%
SPX US 12/19/25 P3100 Index 944,120 Short (674) 0.9%
Other Components 21,709,198
—
(15,494) 20.3%
Total (76,160)
100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
EUR $8,226,627 Long 2,988 96.8%
VGM5 Index 242,335 Long 88 2.9%
WSX5EA 04/04/25 P5050 Index 4,666 Short 2 0.1%
WSX5EA 04/04/25 P5075 Index 4,144 Short 2 0.0%
WSX5EA 04/04/25 P5025 Index 3,531 Short 1 0.0%
SX5E 05/16/25 P4550 Index 1,156 Long 0 0.0%
SX5E 05/16/25 P4525 Index 917 Long 0 0.0%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

* The following table shows the top 50 positions and related values of the securities within the VCEQCE2RS (EU Volatility
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
WSX5EA 04/04/25 P5000 Index 911 Short 0 0.0%
SX5E 05/16/25 P4425 Index 888 Long 0 0.0%
WSX5EA 04/04/25 P4985 Index 796 Short 0 0.0%
WSX5EA 04/04/25 P4980 Index 753 Short 0 0.0%
WSX5EA 04/04/25 P4975 Index 732 Short 0 0.0%
SX5E 05/16/25 P4400 Index 716 Long 0 0.0%
SX5E 05/16/25 P4575 Index 642 Long 0 0.0%
SX5E 05/16/25 P4500 Index 639 Long 0 0.0%
SX5E 05/16/25 P4275 Index 514 Long 0 0.0%
SX5E 05/16/25 P4375 Index 436 Long 0 0.0%
SX5E 05/16/25 P4450 Index 422 Long 0 0.0%
SX5E 06/20/25 P4325 Index 405 Long 0 0.0%
SX5E 05/16/25 P4600 Index 395 Long 0 0.0%
SX5E 05/16/25 P4300 Index 364 Long 0 0.0%
SX5E 06/20/25 P4375 Index 357 Long 0 0.0%
SX5E 06/20/25 P4350 Index 339 Long 0 0.0%
SX5E 04/17/25 P4700 Index 323 Long 0 0.0%
SX5E 05/16/25 P4250 Index 309 Long 0 0.0%
SX5E 04/17/25 P4675 Index 269 Long 0 0.0%
SX5E 06/20/25 P4300 Index 269 Long 0 0.0%
SX5E 06/20/25 P4250 Index 261 Long 0 0.0%
SX5E 06/20/25 P4275 Index 258 Long 0 0.0%
SX5E 06/20/25 P4225 Index 250 Long 0 0.0%
SX5E 06/20/25 P4200 Index 239 Long 0 0.0%
SX5E 06/20/25 P4475 Index 239 Long 0 0.0%
SX5E 06/20/25 P4400 Index 233 Long 0 0.0%
SX5E 06/20/25 P4450 Index 227 Long 0 0.0%
SX5E 04/17/25 P4725 Index 216 Long 0 0.0%
SX5E 06/20/25 P4425 Index 216 Long 0 0.0%
SX5E 05/16/25 P4325 Index 212 Long 0 0.0%
SX5E 04/17/25 P4650 Index 210 Long 0 0.0%
SX5E 05/16/25 P4625 Index 202 Long 0 0.0%
SX5E 06/20/25 P4150 Index 187 Long 0 0.0%
SX5E 06/20/25 P4125 Index 179 Long 0 0.0%
SX5E 06/20/25 P4100 Index 171 Long 0 0.0%
SX5E 05/16/25 P4225 Index 153 Long 0 0.0%
SX5E 05/16/25 P4475 Index 143 Long 0 0.0%
SX5E 04/17/25 P4750 Index 138 Long 0 0.0%
SX5E 04/17/25 P4625 Index 123 Long 0 0.0%
SX5E 04/17/25 P4425 Index 116 Long 0 0.0%
SX5E 04/17/25 P4350 Index 108 Long 0 0.0%
SX5E 04/17/25 P4550 Index 105 Long 0 0.0%
SX5E 04/17/25 P4300 Index 95 Long 0 0.0%
Other Components 976
— 1 0.0%
Total
3,086
100.0%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Relative Value 2, Equity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
EUR $7,875,456 Long 103 92.7%
VGM5 Index 571,335 Long 7 6.7%
WSX5EA 04/04/25 P5050 Index 4,662 Short 0 0.1%
WSX5EA 04/04/25 P5075 Index 4,141 Short 0 0.0%
WSX5EA 04/04/25 P5025 Index 3,528 Short 0 0.0%
SX5E 05/16/25 P4550 Index 2,310 Long 0 0.0%
SX5E 05/16/25 P4525 Index 1,833 Long 0 0.0%
SX5E 05/16/25 P4425 Index 1,776 Long 0 0.0%
SX5E 05/16/25 P4400 Index 1,433 Long 0 0.0%
SX5E 05/16/25 P4575 Index 1,283 Long 0 0.0%
SX5E 05/16/25 P4500 Index 1,277 Long 0 0.0%
SX5E 05/16/25 P4275 Index 1,029 Long 0 0.0%
WSX5EA 04/04/25 P5000 Index 910 Short 0 0.0%
SX5E 05/16/25 P4375 Index 872 Long 0 0.0%
SX5E 05/16/25 P4450 Index 845 Long 0 0.0%
SX5E 06/20/25 P4325 Index 808 Long 0 0.0%
WSX5EA 04/04/25 P4985 Index 796 Short 0 0.0%
SX5E 05/16/25 P4600 Index 790 Long 0 0.0%
WSX5EA 04/04/25 P4980 Index 753 Short 0 0.0%
WSX5EA 04/04/25 P4975 Index 731 Short 0 0.0%
SX5E 05/16/25 P4300 Index 728 Long 0 0.0%
SX5E 06/20/25 P4375 Index 713 Long 0 0.0%
SX5E 06/20/25 P4350 Index 678 Long 0 0.0%
SX5E 04/17/25 P4700 Index 647 Long 0 0.0%
SX5E 05/16/25 P4250 Index 618 Long 0 0.0%
SX5E 04/17/25 P4675 Index 539 Long 0 0.0%
SX5E 06/20/25 P4300 Index 538 Long 0 0.0%
SX5E 06/20/25 P4250 Index 521 Long 0 0.0%
SX5E 06/20/25 P4275 Index 515 Long 0 0.0%
SX5E 06/20/25 P4225 Index 499 Long 0 0.0%
SX5E 06/20/25 P4200 Index 477 Long 0 0.0%
SX5E 06/20/25 P4475 Index 477 Long 0 0.0%
SX5E 06/20/25 P4400 Index 465 Long 0 0.0%
SX5E 06/20/25 P4450 Index 453 Long 0 0.0%
SX5E 04/17/25 P4725 Index 432 Long 0 0.0%
SX5E 06/20/25 P4425 Index 431 Long 0 0.0%
SX5E 05/16/25 P4325 Index 424 Long 0 0.0%
SX5E 04/17/25 P4650 Index 421 Long 0 0.0%
SX5E 05/16/25 P4625 Index 404 Long 0 0.0%
SX5E 06/20/25 P4150 Index 374 Long 0 0.0%
SX5E 06/20/25 P4125 Index 357 Long 0 0.0%
SX5E 06/20/25 P4100 Index 342 Long 0 0.0%
SX5E 05/16/25 P4225 Index 305 Long 0 0.0%
SX5E 05/16/25 P4475 Index 285 Long 0 0.0%
SX5E 04/17/25 P4750 Index 277 Long 0 0.0%
SX5E 04/17/25 P4625 Index 246 Long 0 0.0%
SX5E 04/17/25 P4425 Index 232 Long 0 0.0%
SX5E 04/17/25 P4350 Index 216 Long 0 0.0%
SX5E 04/17/25 P4550 Index 210 Long 0 0.0%
SX5E 04/17/25 P4300 Index 189 Long 0 0.0%
Other Components 1,953 — 0 0.0%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

* The following table shows the top 50 positions and related values of the securities within the VCEQUSURS (Upside Risk Vol
Premium, Equity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
Total 111 100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
USD $9,648,314 Long - 96.6%
ESM5 Index 337,256 Long (16,767) 3.4%
SPXW US 04/02/25 C5780 Index 88 Short (4) 0.0%
SPXW US 04/02/25 C5785 Index 75 Short (4) 0.0%
SPXW US 04/02/25 C5790 Index 63 Short (3) 0.0%
SPXW US 04/02/25 C5760 Index 60 Short (3) 0.0%
SPXW US 04/03/25 C5810 Index 57 Short (3) 0.0%
SPXW US 04/02/25 C5795 Index 56 Short (3) 0.0%
SPXW US 04/02/25 C5765 Index 52 Short (3) 0.0%
SPXW US 04/03/25 C5815 Index 49 Short (2) 0.0%
SPXW US 04/02/25 C5800 Index 46 Short (2) 0.0%
SPXW US 04/03/25 C5785 Index 45 Short (2) 0.0%
SPXW US 04/02/25 C5770 Index 44 Short (2) 0.0%
SPXW US 04/02/25 C5805 Index 42 Short (2) 0.0%
SPXW US 04/03/25 C5820 Index 42 Short (2) 0.0%
SPXW US 04/03/25 C5790 Index 38 Short (2) 0.0%
SPXW US 04/02/25 C5775 Index 38 Short (2) 0.0%
SPXW US 04/04/25 C5810 Index 37 Short (2) 0.0%
SPXW US 04/03/25 C5795 Index 36 Short (2) 0.0%
SPXW US 04/03/25 C5825 Index 35 Short (2) 0.0%
SPXW US 04/02/25 C5810 Index 35 Short (2) 0.0%
SPXW US 04/04/25 C5845 Index 32 Short (2) 0.0%
SPXW US 04/02/25 C5815 Index 32 Short (2) 0.0%
SPXW US 04/03/25 C5800 Index 31 Short (2) 0.0%
SPXW US 04/04/25 C5815 Index 31 Short (2) 0.0%
SPXW US 04/04/25 C5850 Index 31 Short (2) 0.0%
SPXW US 04/03/25 C5830 Index 31 Short (2) 0.0%
SPXW US 04/04/25 C5820 Index 28 Short (1) 0.0%
SPXW US 04/02/25 C5820 Index 28 Short (1) 0.0%
SPXW US 04/04/25 C5855 Index 27 Short (1) 0.0%
SPXW US 04/01/25 C5725 Index 26 Short (1) 0.0%
SPXW US 04/01/25 C5730 Index 26 Short (1) 0.0%
SPXW US 04/03/25 C5835 Index 26 Short (1) 0.0%
SPXW US 04/07/25 C5865 Index 25 Short (1) 0.0%
SPXW US 04/02/25 C5825 Index 25 Short (1) 0.0%
SPXW US 04/07/25 C5870 Index 24 Short (1) 0.0%
SPXW US 04/03/25 C5805 Index 24 Short (1) 0.0%
SPXW US 04/04/25 C5860 Index 23 Short (1) 0.0%
SPXW US 04/04/25 C5825 Index 23 Short (1) 0.0%
SPXW US 04/03/25 C5840 Index 22 Short (1) 0.0%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

*The following table shows the top 50 positions and related values of the securities within the VCFIGRVRS (Global Rates
Forward Vol Carry, Fixed Income) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
SPXW US 04/07/25 C5875 Index 22 Short (1) 0.0%
SPXW US 04/02/25 C5830 Index 21 Short (1) 0.0%
SPXW US 04/04/25 C5830 Index 21 Short (1) 0.0%
SPXW US 04/04/25 C5865 Index 21 Short (1) 0.0%
SPXW US 04/04/25 C5835 Index 20 Short (1) 0.0%
SPXW US 04/01/25 C5735 Index 20 Short (1) 0.0%
SPXW US 04/03/25 C5845 Index 20 Short (1) 0.0%
SPXW US 04/07/25 C5880 Index 19 Short (1) 0.0%
SPXW US 04/04/25 C5870 Index 18 Short (1) 0.0%
SPXW US 04/02/25 C5835 Index 18 Short (1) 0.0%
Other Components
854 — (42) 0.0%
Total
(16,892)
100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
Cash $4,355,242 Long - 50.8%
Cash 1,051,452 Short - 12.3%
Swaption EU_EURIBOR6M 0.01865
22/11/2054 20/11/2034 10y30y
15,157 Long 185 0.2%
Swaption EU_EURIBOR6M 0.0178
06/12/2054 04/12/2034 10y30y
14,903 Long 182 0.2%
Swaption EU_EURIBOR6M 0.0183
13/12/2054 11/12/2034 10y30y
14,677 Long 179 0.2%
Swaption EU_EURIBOR6M 0.01902
29/11/2054 27/11/2034 10y30y
14,600 Long 178 0.2%
Swaption EU_EURIBOR6M 0.01913
15/11/2054 13/11/2034 10y30y
14,560 Long 177 0.2%
Swaption EU_EURIBOR6M 0.01895
20/12/2054 18/12/2034 10y30y
14,409 Long 176 0.2%
Swaption EU_EURIBOR6M 0.01983
08/11/2054 06/11/2034 10y30y
14,307 Long 174 0.2%
Swaption EU_EURIBOR6M 0.02033
04/01/2055 02/01/2035 10y30y
14,061 Long 171 0.2%
Swaption EU_EURIBOR6M 0.0202
07/02/2055 05/02/2035 10y30y
14,011 Long 171 0.2%
Swaption EU_EURIBOR6M 0.02033
29/12/2054 27/12/2034 10y30y
13,952 Long 170 0.2%
Swaption EU_EURIBOR6M 0.02106
24/01/2055 22/01/2035 10y30y
13,655 Long 166 0.2%
Swaption EU_EURIBOR6M 0.02067
14/02/2055 12/02/2035 10y30y
13,640 Long 166 0.2%
Swaption EU_EURIBOR6M 0.02139
09/08/2054 07/08/2034 10y30y
13,544 Long 165 0.2%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
Swaption EU_EURIBOR6M 0.0212
23/08/2054 21/08/2034 10y30y
13,484 Long 164 0.2%
Swaption EU_EURIBOR6M 0.02143
31/01/2055 29/01/2035 10y30y
13,462 Long 164 0.2%
Swaption EU_EURIBOR6M 0.02147
10/01/2055 08/01/2035 10y30y
13,454 Long 164 0.2%
Swaption EU_EURIBOR6M 0.02216
10/05/2054 08/05/2034 10y30y
13,440 Long 164 0.2%
Swaption EU_EURIBOR6M 0.02211
21/06/2054 19/06/2034 10y30y
13,402 Long 163 0.2%
Swaption EU_EURIBOR6M 0.02159
13/09/2054 11/09/2034 10y30y
13,277 Long 162 0.2%
Swaption EU_EURIBOR6M 0.0215
20/09/2054 18/09/2034 10y30y
13,262 Long 162 0.2%
Swaption EU_EURIBOR6M 0.02186
31/08/2054 29/08/2034 10y30y
13,254 Long 161 0.2%
Swaption EU_EURIBOR6M 0.02206
05/04/2054 03/04/2034 10y30y
13,214 Long 161 0.2%
Swaption EU_EURIBOR6M 0.02162
16/08/2054 14/08/2034 10y30y
13,210 Long 161 0.2%
Swaption EU_EURIBOR6M 0.02266
28/06/2054 26/06/2034 10y30y
13,185 Long 161 0.2%
Swaption EU_EURIBOR6M 0.02221
17/01/2055 15/01/2035 10y30y
13,176 Long 161 0.2%
Swaption EU_EURIBOR6M 0.02299
03/05/2054 28/04/2034 10y30y
13,130 Long 160 0.2%
Swaption EU_EURIBOR6M 0.02276
01/06/2054 30/05/2034 10y30y
13,128 Long 160 0.2%
Swaption EU_EURIBOR6M 0.02179
21/02/2055 19/02/2035 10y30y
13,121 Long 160 0.2%
Swaption EU_EURIBOR6M 0.0221
13/04/2054 11/04/2034 10y30y
13,111 Long 160 0.2%
Swaption EU_EURIBOR6M 0.02168
28/02/2055 26/02/2035 10y30y
13,071 Long 159 0.2%
Swaption EU_EURIBOR6M 0.0216
04/10/2054 02/10/2034 10y30y
13,035 Long 159 0.2%
Swaption EU_EURIBOR6M 0.02286
07/06/2054 05/06/2034 10y30y
13,016 Long 159 0.2%
Swaption EU_EURIBOR6M 0.02292
17/05/2054 15/05/2034 10y30y
13,014 Long 159 0.2%
Swaption EU_EURIBOR6M 0.02284
26/04/2054 24/04/2034 10y30y
13,010 Long 159 0.2%
Swaption EU_EURIBOR6M 0.0217
01/11/2054 30/10/2034 10y30y
13,007 Long 158 0.2%
Swaption EU_EURIBOR6M 0.02264
02/08/2054 31/07/2034 10y30y
12,980 Long 158 0.2%
Swaption EU_EURIBOR6M 0.02278
19/04/2054 17/04/2034 10y30y
12,944 Long 158 0.2%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

* The following table shows the top 50 positions and related values of the securities within the VMACBTRS (Volatility Relative
Value, Commodity) basket.
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
Swaption EU_EURIBOR6M 0.02299
19/07/2054 17/07/2034 10y30y
12,911 Long 157 0.2%
Swaption EU_EURIBOR6M 0.02233
11/10/2054 09/10/2034 10y30y
12,881 Long 157 0.2%
Swaption EU_EURIBOR6M 0.02206
18/10/2054 16/10/2034 10y30y
12,862 Long 157 0.2%
Swaption EU_EURIBOR6M 0.02304
24/05/2054 22/05/2034 10y30y
12,859 Long 157 0.1%
Swaption EU_EURIBOR6M 0.02243
06/09/2054 04/09/2034 10y30y
12,852 Long 157 0.1%
Swaption EU_EURIBOR6M 0.02351
12/07/2054 10/07/2034 10y30y
12,817 Long 156 0.1%
Swaption EU_EURIBOR6M 0.0233
26/07/2054 24/07/2034 10y30y
12,651 Long 154 0.1%
Swaption EU_EURIBOR6M 0.02369
14/06/2054 12/06/2034 10y30y
12,640 Long 154 0.1%
Swaption EU_EURIBOR6M 0.024
05/07/2054 03/07/2034 10y30y
12,585 Long 153 0.1%
Swaption EU_EURIBOR6M 0.02256
25/10/2054 23/10/2034 10y30y
12,574 Long 153 0.1%
Swaption EU_EURIBOR6M 0.02293
07/03/2055 05/03/2035 10y30y
12,407 Long 151 0.1%
Other Components
2,525,788 — 30,775 29.5%
Total
38,596
100.0%
Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
Swaption Straddle USD 3m10y $102,322 Long 77,408 39.0%
Swaption Straddle USD 3m10y 38,938 Long 29,457 14.8%
Swaption Straddle USD 3m10y 19,464 Short 14,725 7.4%
Swaption Straddle USD 3m10y 19,043 Short 14,406 7.3%
Swaption Straddle USD 3m10y 16,829 Long 12,731 6.4%
Swaption Straddle USD 3m10y 15,076 Long 11,405 5.7%
Swaption Straddle USD 3m10y 11,593 Short 8,770 4.4%
Swaption Straddle USD 3m10y 7,107 Short 5,377 2.7%
Swaption Straddle USD 3m10y 4,976 Short 3,764 1.9%
Swaption Straddle USD 3m10y 3,223 Long 2,438 1.2%
Swaption Straddle USD 3m10y 779 Short 590 0.3%
Swaption Straddle USD 3m10y 710 Long 537 0.3%
Swaption Straddle USD 3m10y 567 Short 429 0.2%
Swaption Straddle USD 3m10y 459 Short 347 0.2%

Simplify Multi-QIS Alternative ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Security description
Notional
Value
Long
Short
Unrealized
Appreciation/
(Depreciation) % of basket
Swaption Straddle USD 3m10y 338 Short 256 0.1%
Swaption Straddle USD 3m10y 320 Short 242 0.1%
Swaption Straddle USD 3m10y 274 Short 207 0.1%
Swaption Straddle USD 3m10y 227 Short 172 0.1%
Swaption Straddle EUR 3m10y 225 Short 170 0.1%
Swaption Straddle EUR 3m10y 221 Short 167 0.1%
Swaption Straddle EUR 3m10y 219 Short 166 0.1%
Swaption Straddle EUR 3m10y 214 Short 162 0.1%
Swaption Straddle EUR 3m10y 214 Short 162 0.1%
Swaption Straddle EUR 3m10y 202 Short 153 0.1%
Forward Interest Rate Swap USD 10y
@ 10/03/2025
193 Short 146 0.1%
Swaption Straddle EUR 3m10y 185 Long 140 0.1%
Swaption Straddle EUR 3m10y 184 Short 139 0.1%
Swaption Straddle EUR 3m10y 179 Short 135 0.1%
Swaption Straddle EUR 3m10y 178 Short 135 0.1%
Swaption Straddle EUR 3m10y 173 Short 131 0.1%
Swaption Straddle EUR 3m10y 169 Short 128 0.1%
Swaption Straddle EUR 3m10y 167 Short 126 0.1%
Swaption Straddle EUR 3m10y 166 Short 125 0.1%
Swaption Straddle EUR 3m10y 165 Short 125 0.1%
Swaption Straddle EUR 3m10y 165 Short 125 0.1%
Swaption Straddle EUR 3m10y 163 Short 123 0.1%
Swaption Straddle EUR 3m10y 162 Short 122 0.1%
Swaption Straddle EUR 3m10y 162 Short 122 0.1%
Swaption Straddle EUR 3m10y 158 Short 120 0.1%
Swaption Straddle EUR 3m10y 155 Short 117 0.1%
Swaption Straddle EUR 3m10y 153 Short 115 0.1%
Swaption Straddle EUR 3m10y 151 Short 114 0.1%
Forward Interest Rate Swap USD 10y
@ 12/03/2025
150 Short 113 0.1%
Forward Interest Rate Swap USD 10y
@ 07/03/2025
146 Short 110 0.1%
Forward Interest Rate Swap USD 10y
@ 05/03/2025
142 Short 108 0.1%
Forward Interest Rate Swap USD 10y
@ 05/03/2025
142 Short 107 0.1%
Forward Interest Rate Swap USD 10y
@ 06/03/2025
137 Short 104 0.1%
Forward Interest Rate Swap EUR 10y
@ 06/01/2025
136 Short 103 0.1%
Forward Interest Rate Swap USD 10y
@ 13/03/2025
133 Short 101 0.1%
Forward Interest Rate Swap USD 10y
@ 12/03/2025
132 Short 100 0.1%
Other Components
14,832
- 11,221
5.7%
Total
198,596
100.0%